Employee Benefit Plan, Related-Party Transactions and Party-in-Interest (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 63,681,342,017
EBP, Dividends	643,755,399
Investment, Identifier [Axis]: 2-Year US Treasury Note Futures (MAR) Synthetic GIC Asset Fixed Income Investments 0.000% $51,800,000 par due 04/03/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: ALA Trust 2025-OANA Synthetic GIC Asset Fixed Income Investments 5.494% $1,120,000 par due 06/15/2040
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,124,198
Investment, Identifier [Axis]: AMEX Credit Account Master Trust 2024-3 Synthetic GIC Asset Fixed Income Investments 4.650% $4,810,000 par due 07/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,876,210
Investment, Identifier [Axis]: AT&T Inc Synthetic GIC Asset Fixed Income Investments 1.650% $3,415,000 par due 02/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,255,984
Investment, Identifier [Axis]: AT&T Inc Synthetic GIC Asset Fixed Income Investments 1.700% $2,140,000 par due 03/25/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,129,184
Investment, Identifier [Axis]: AT&T Inc Synthetic GIC Asset Fixed Income Investments 2.250% $2,730,000 par due 02/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,397,625
Investment, Identifier [Axis]: AT&T Inc Synthetic GIC Asset Fixed Income Investments 2.300% $675,000 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	659,660
Investment, Identifier [Axis]: AT&T Inc Synthetic GIC Asset Fixed Income Investments 4.500% $870,000 par due 05/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	837,256
Investment, Identifier [Axis]: AUTOZONE INC Synthetic GIC Asset Fixed Income Investments 5.100% $1,020,000 par due 07/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,050,017
Investment, Identifier [Axis]: Abay Leasing 2014 LLC Synthetic GIC Asset Fixed Income Investments 2.654% $158,774 par due 11/09/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	157,490
Investment, Identifier [Axis]: Acadian Emerging Markets Equity Fund Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	291,804,553
Investment, Identifier [Axis]: Access Group Inc 2013-1 Synthetic GIC Asset Fixed Income Investments 4.489% $186,850 par due 02/25/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	186,800
Investment, Identifier [Axis]: Access Group Inc 2013-1 Synthetic GIC Asset Fixed Income Investments 4.489% $96,439 par due 02/25/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	96,413
Investment, Identifier [Axis]: Advocate Health & Hospitals Corp Synthetic GIC Asset Fixed Income Investments 2.211% $1,555,000 par due 06/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,434,178
Investment, Identifier [Axis]: Agilent Technologies Inc Synthetic GIC Asset Fixed Income Investments 2.100% $650,000 par due 06/04/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	594,439
Investment, Identifier [Axis]: Agilent Technologies Inc Synthetic GIC Asset Fixed Income Investments 2.750% $1,020,000 par due 09/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	974,403
Investment, Identifier [Axis]: Agilent Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.200% $2,000,000 par due 09/09/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,010,420
Investment, Identifier [Axis]: Agree LP Synthetic GIC Asset Fixed Income Investments 2.000% $1,695,000 par due 06/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,615,523
Investment, Identifier [Axis]: Agree LP Synthetic GIC Asset Fixed Income Investments 2.900% $1,570,000 par due 10/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,470,362
Investment, Identifier [Axis]: Alabama Federal Aid Highway Finance Authority Synthetic GIC Asset Fixed Income Investments 2.256% $350,000 par due 09/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	304,745
Investment, Identifier [Axis]: Albemarle Corp Synthetic GIC Asset Fixed Income Investments 4.650% $1,185,000 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,192,607
Investment, Identifier [Axis]: Albemarle Corp Synthetic GIC Asset Fixed Income Investments 4.650% $420,000 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	422,696
Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc Synthetic GIC Asset Fixed Income Investments 3.800% $275,000 par due 04/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	274,657
Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc Synthetic GIC Asset Fixed Income Investments 4.500% $1,220,000 par due 07/30/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,221,396
Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc Synthetic GIC Asset Fixed Income Investments 4.700% $1,400,000 par due 07/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,409,009
Investment, Identifier [Axis]: Alliant Energy Finance LLC Synthetic GIC Asset Fixed Income Investments 5.400% $1,600,000 par due 06/06/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,621,854
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.080% $2,531,113 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,548,137
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2024-2 Synthetic GIC Asset Fixed Income Investments 4.140% $2,107,566 par due 07/16/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,111,021
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 3.960% $2,810,000 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,818,984
Investment, Identifier [Axis]: Ameren Corp Synthetic GIC Asset Fixed Income Investments 5.700% $950,000 par due 12/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	963,026
Investment, Identifier [Axis]: Ameren Missouri Securitization Funding I LLC Synthetic GIC Asset Fixed Income Investments 4.850% $1,430,779 par due 10/01/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,442,228
Investment, Identifier [Axis]: American EuroPacific Growth R6 Mutual Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	752,645,468
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 4.351% $620,000 par due 07/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	624,740
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 4.731% $450,000 par due 04/25/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	457,040
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.016% $710,000 par due 04/25/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	732,290
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.043% $1,230,000 par due 07/26/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,250,927
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.085% $680,000 par due 01/30/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	701,412
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.098% $430,000 par due 02/16/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	435,085
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.282% $370,000 par due 07/27/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	381,194
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.389% $2,930,000 par due 07/28/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,952,690
Investment, Identifier [Axis]: American Express Credit Account Master Trust Synthetic GIC Asset Fixed Income Investments 4.280% $1,340,000 par due 04/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,355,586
Investment, Identifier [Axis]: American Express Credit Account Master Trust Synthetic GIC Asset Fixed Income Investments 4.300% $3,510,000 par due 07/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,556,508
Investment, Identifier [Axis]: American Express Credit Account Master Trust Synthetic GIC Asset Fixed Income Investments 5.230% $7,560,000 par due 04/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	7,703,254
Investment, Identifier [Axis]: American General Life Ins. Co. Synthetic GIC Wrapper Contract No. 443423 3.380%
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.400% $850,000 par due 09/05/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	859,580
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.450% $520,000 par due 10/22/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	524,588
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.550% $1,730,000 par due 03/03/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,748,445
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.600% $915,000 par due 04/17/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	925,781
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.800% $820,000 par due 03/05/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	838,366
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.900% $460,000 par due 07/09/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	466,270
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.900% $880,000 par due 03/13/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	899,747
Investment, Identifier [Axis]: American International Group Inc Synthetic GIC Asset Fixed Income Investments 4.850% $330,000 par due 05/07/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	338,431
Investment, Identifier [Axis]: Amgen Inc Synthetic GIC Asset Fixed Income Investments 5.150% $1,130,000 par due 03/02/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,156,824
Investment, Identifier [Axis]: Amrize Finance US LLC Synthetic GIC Asset Fixed Income Investments 4.600% $590,000 par due 04/07/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	593,957
Investment, Identifier [Axis]: Amrize Finance US LLC Synthetic GIC Asset Fixed Income Investments 4.600% $70,000 par due 04/07/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	70,469
Investment, Identifier [Axis]: Amrize Finance US LLC Synthetic GIC Asset Fixed Income Investments 4.700% $930,000 par due 04/07/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	941,043
Investment, Identifier [Axis]: Amrize Finance US LLC Synthetic GIC Asset Fixed Income Investments 4.950% $860,000 par due 04/07/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	880,022
Investment, Identifier [Axis]: Anglo American Capital PLC Synthetic GIC Asset Fixed Income Investments 4.750% $666,000 par due 04/10/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	671,170
Investment, Identifier [Axis]: Aon Corp / Aon Global Holdings PLC Synthetic GIC Asset Fixed Income Investments 5.150% $640,000 par due 03/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	658,708
Investment, Identifier [Axis]: Aon Corp Synthetic GIC Asset Fixed Income Investments 3.750% $730,000 par due 05/02/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	722,258
Investment, Identifier [Axis]: Aon Corp Synthetic GIC Asset Fixed Income Investments 4.500% $700,000 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	708,586
Investment, Identifier [Axis]: Ascension Health Synthetic GIC Asset Fixed Income Investments 2.532% $3,000,000 par due 11/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,838,072
Investment, Identifier [Axis]: Ascension Health Synthetic GIC Asset Fixed Income Investments 4.078% $2,400,000 par due 11/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,410,666
Investment, Identifier [Axis]: Ascension Health Synthetic GIC Asset Fixed Income Investments 4.923% $1,495,000 par due 11/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,500,354
Investment, Identifier [Axis]: AvalonBay Communities Inc Synthetic GIC Asset Fixed Income Investments 4.350% $530,000 par due 12/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	531,590
Investment, Identifier [Axis]: BA Credit Card Trust Synthetic GIC Asset Fixed Income Investments 4.790% $2,035,000 par due 05/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,041,789
Investment, Identifier [Axis]: BA Credit Card Trust Synthetic GIC Asset Fixed Income Investments 4.930% $4,745,000 par due 05/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,819,606
Investment, Identifier [Axis]: BAE Systems PLC Synthetic GIC Asset Fixed Income Investments 3.400% $2,000,000 par due 04/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,934,698
Investment, Identifier [Axis]: BAE Systems PLC Synthetic GIC Asset Fixed Income Investments 5.000% $2,380,000 par due 03/26/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,408,831
Investment, Identifier [Axis]: BAE Systems PLC Synthetic GIC Asset Fixed Income Investments 5.125% $500,000 par due 03/26/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	514,233
Investment, Identifier [Axis]: BANK 2017-BNK5 Synthetic GIC Asset Fixed Income Investments 3.390% $2,230,000 par due 06/15/2060
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,205,945
Investment, Identifier [Axis]: BANK 2017-BNK6 Synthetic GIC Asset Fixed Income Investments 3.518% $1,800,000 par due 07/15/2060
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,781,609
Investment, Identifier [Axis]: BANK 2017-BNK8 Synthetic GIC Asset Fixed Income Investments 3.229% $1,486,046 par due 11/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,465,400
Investment, Identifier [Axis]: BANK 2018-BNK11 Synthetic GIC Asset Fixed Income Investments 3.784% $3,527,368 par due 03/15/2061
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,500,451
Investment, Identifier [Axis]: BBCMS Mortgage Trust 2018-C2 Synthetic GIC Asset Fixed Income Investments 4.047% $1,735,000 par due 12/15/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,721,930
Investment, Identifier [Axis]: BBCMS Mortgage Trust 2018-C2 Synthetic GIC Asset Fixed Income Investments 4.314% $2,040,000 par due 12/15/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,028,721
Investment, Identifier [Axis]: BFLD Commercial Mortgage Trust 2024-UNIV Synthetic GIC Asset Fixed Income Investments 5.243% $1,605,000 par due 11/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,606,002
Investment, Identifier [Axis]: BHP Billiton Finance USA Ltd Synthetic GIC Asset Fixed Income Investments 5.000% $1,490,000 par due 02/21/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,538,635
Investment, Identifier [Axis]: BHP Billiton Finance USA Ltd Synthetic GIC Asset Fixed Income Investments 5.100% $430,000 par due 09/08/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	443,249
Investment, Identifier [Axis]: BLP Commercial Mortgage Trust 2025-IND2 Synthetic GIC Asset Fixed Income Investments 5.250% $620,000 par due 12/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	620,576
Investment, Identifier [Axis]: BLP Commercial Mortgage Trust 2025-IND2 Synthetic GIC Asset Fixed Income Investments 5.250% $710,000 par due 12/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	710,660
Investment, Identifier [Axis]: BMP 2024-MF23 Synthetic GIC Asset Fixed Income Investments 5.122% $1,785,000 par due 06/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,787,786
Investment, Identifier [Axis]: BMP 2024-MF23 Synthetic GIC Asset Fixed Income Investments 5.122% $1,855,000 par due 06/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,857,896
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 3.950% $1,200,000 par due 08/14/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,197,413
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 3.950% $800,000 par due 08/14/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	798,275
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 4.600% $1,920,000 par due 08/13/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,940,062
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 4.650% $690,000 par due 08/13/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	698,721
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 4.750% $1,180,000 par due 03/21/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,197,490
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 5.050% $305,000 par due 03/21/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	313,344
Investment, Identifier [Axis]: BMW Vehicle Lease Trust Synthetic GIC Asset Fixed Income Investments 4.180% $3,835,000 par due 10/25/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,846,958
Investment, Identifier [Axis]: BMW Vehicle Owner Trust 2024-A Synthetic GIC Asset Fixed Income Investments 5.180% $1,069,390 par due 02/26/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,079,157
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 1.904% $1,600,000 par due 09/30/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,539,742
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 2.591% $700,000 par due 01/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	689,241
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 4.400% $940,000 par due 08/14/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	942,112
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 4.792% $970,000 par due 05/09/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	981,155
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 5.176% $210,000 par due 01/09/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	215,224
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 5.176% $710,000 par due 01/09/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	727,663
Investment, Identifier [Axis]: BNP Paribas Sec Corp Synthetic GIC Asset Fixed Income Investments 1.675% $810,000 par due 06/30/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	799,885
Investment, Identifier [Axis]: BOCA Commercial Mortgage Trust 2025-BOCA Synthetic GIC Asset Fixed Income Investments 5.450% $1,015,000 par due 12/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,016,268
Investment, Identifier [Axis]: BOCA Commercial Mortgage Trust 2025-BOCA Synthetic GIC Asset Fixed Income Investments 5.450% $1,160,000 par due 12/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,161,449
Investment, Identifier [Axis]: BP Capital Markets America Inc Synthetic GIC Asset Fixed Income Investments 2.721% $770,000 par due 01/12/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	702,344
Investment, Identifier [Axis]: BP Capital Markets America Inc Synthetic GIC Asset Fixed Income Investments 4.234% $1,500,000 par due 11/06/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,510,254
Investment, Identifier [Axis]: BP Capital Markets America Inc Synthetic GIC Asset Fixed Income Investments 4.699% $940,000 par due 04/10/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	958,916
Investment, Identifier [Axis]: BP Capital Markets America Inc Synthetic GIC Asset Fixed Income Investments 4.893% $1,440,000 par due 09/11/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,467,073
Investment, Identifier [Axis]: BPCE SA Synthetic GIC Asset Fixed Income Investments 3.250% $1,000,000 par due 01/11/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	983,536
Investment, Identifier [Axis]: BPCE SA Synthetic GIC Asset Fixed Income Investments 4.750% $905,000 par due 07/19/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	915,566
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2021-ACNT Synthetic GIC Asset Fixed Income Investments 4.715% $1,560,324 par due 11/15/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,559,382
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2022-AHP Synthetic GIC Asset Fixed Income Investments 4.740% $2,020,000 par due 01/17/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,018,772
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-AIRC Synthetic GIC Asset Fixed Income Investments 5.441% $1,259,183 par due 08/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,261,531
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-AIRC Synthetic GIC Asset Fixed Income Investments 5.441% $1,263,864 par due 08/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,266,221
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA2 Synthetic GIC Asset Fixed Income Investments 5.293% $1,950,000 par due 11/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,951,808
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA3 Synthetic GIC Asset Fixed Income Investments 5.043% $1,954,474 par due 12/15/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,954,474
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA3 Synthetic GIC Asset Fixed Income Investments 5.043% $666,207 par due 12/15/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	666,207
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-XL5 Synthetic GIC Asset Fixed Income Investments 5.142% $1,409,964 par due 03/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,410,832
Investment, Identifier [Axis]: BX Commercial Mortgage Trust BX 2022-CSMO A Synthetic GIC Asset Fixed Income Investments 5.865% $1,515,000 par due 06/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,516,892
Investment, Identifier [Axis]: BX Trust 2021-BXMF Synthetic GIC Asset Fixed Income Investments 4.500% $1,088,663 par due 10/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,087,031
Investment, Identifier [Axis]: BX Trust 2021-RISE Synthetic GIC Asset Fixed Income Investments 4.612% $1,462,419 par due 11/15/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,461,068
Investment, Identifier [Axis]: BX Trust 2021-RISE Synthetic GIC Asset Fixed Income Investments 4.612% $3,169,984 par due 11/15/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,167,055
Investment, Identifier [Axis]: BX Trust 2022-IND Synthetic GIC Asset Fixed Income Investments 5.241% $2,002,183 par due 04/15/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,004,027
Investment, Identifier [Axis]: BX Trust 2022-IND Synthetic GIC Asset Fixed Income Investments 5.241% $274,108 par due 04/15/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	274,361
Investment, Identifier [Axis]: BX Trust 2024-BIO Synthetic GIC Asset Fixed Income Investments 5.392% $4,545,000 par due 02/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,535,142
Investment, Identifier [Axis]: BX Trust 2024-MDHS Synthetic GIC Asset Fixed Income Investments 5.391% $957,116 par due 05/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	958,594
Investment, Identifier [Axis]: BX Trust 2024-VLT4 Synthetic GIC Asset Fixed Income Investments 5.242% $860,000 par due 06/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	859,731
Investment, Identifier [Axis]: BX Trust 2025-ARIA Synthetic GIC Asset Fixed Income Investments 5.031% $1,205,000 par due 12/13/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,217,090
Investment, Identifier [Axis]: BX Trust 2025-ARIA Synthetic GIC Asset Fixed Income Investments 5.031% $1,375,000 par due 12/13/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,388,795
Investment, Identifier [Axis]: BX Trust 2025-DELC Synthetic GIC Asset Fixed Income Investments 5.507% $775,000 par due 12/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	775,967
Investment, Identifier [Axis]: BX Trust 2025-DELC Synthetic GIC Asset Fixed Income Investments 5.507% $885,000 par due 12/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	886,104
Investment, Identifier [Axis]: BX Trust 2025-DIME Synthetic GIC Asset Fixed Income Investments 4.900% $1,105,000 par due 02/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,102,240
Investment, Identifier [Axis]: BX Trust 2025-DIME Synthetic GIC Asset Fixed Income Investments 4.900% $1,390,000 par due 02/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,386,528
Investment, Identifier [Axis]: BX Trust 2025-GW Synthetic GIC Asset Fixed Income Investments 5.350% $1,415,000 par due 07/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,417,652
Investment, Identifier [Axis]: BX Trust 2025-GW Synthetic GIC Asset Fixed Income Investments 5.350% $1,630,000 par due 07/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,633,055
Investment, Identifier [Axis]: BX Trust 2025-ROIC Synthetic GIC Asset Fixed Income Investments 4.894% $2,276,123 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,273,280
Investment, Identifier [Axis]: BX Trust 2025-ROIC Synthetic GIC Asset Fixed Income Investments 4.894% $2,584,918 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,581,690
Investment, Identifier [Axis]: Baillie Gifford Emerging Markets EQS K Mutual Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	208,431,749
Investment, Identifier [Axis]: Baird Aggregate Bond Inst Mutual Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	102,425,619
Investment, Identifier [Axis]: Bank of America Auto Trust 2023-2 Synthetic GIC Asset Fixed Income Investments 5.740% $1,697,586 par due 06/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,713,661
Investment, Identifier [Axis]: Bank of America Commercial Mtg Trust 2017-BNK3 Synthetic GIC Asset Fixed Income Investments 3.311% $1,842,866 par due 02/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,828,004
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 1.734% $2,320,000 par due 07/22/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,290,545
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 2.087% $1,600,000 par due 06/14/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,526,736
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 2.551% $1,200,000 par due 02/04/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,180,550
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 3.419% $2,500,000 par due 12/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,471,558
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 3.593% $500,000 par due 07/21/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	496,615
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.271% $2,180,000 par due 07/23/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,190,765
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.376% $825,000 par due 04/27/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	828,378
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.571% $1,490,000 par due 04/27/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,488,930
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.623% $500,000 par due 05/09/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	506,791
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.623% $910,000 par due 05/09/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	922,359
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.948% $2,250,000 par due 07/22/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,282,144
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.979% $2,240,000 par due 01/24/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,282,544
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 5.162% $770,000 par due 01/24/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	795,528
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 5.933% $710,000 par due 09/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	719,206
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 4.350% $620,000 par due 09/22/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	619,710
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 4.567% $960,000 par due 09/10/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	963,647
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 4.640% $1,120,000 par due 09/10/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,134,912
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 5.004% $1,330,000 par due 01/27/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,355,571
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 5.203% $390,000 par due 02/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	399,988
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 5.717% $500,000 par due 09/25/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	521,481
Investment, Identifier [Axis]: Bank of New York Mellon Corp Synthetic GIC Asset Fixed Income Investments 3.992% $80,000 par due 06/13/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	80,040
Investment, Identifier [Axis]: Bank of New York Mellon Corp Synthetic GIC Asset Fixed Income Investments 4.543% $2,080,000 par due 02/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,105,867
Investment, Identifier [Axis]: Bank of New York Mellon Corp Synthetic GIC Asset Fixed Income Investments 4.543% $850,000 par due 02/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	860,571
Investment, Identifier [Axis]: Bank of New York Mellon Corp Synthetic GIC Asset Fixed Income Investments 4.596% $670,000 par due 07/26/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	682,250
Investment, Identifier [Axis]: Bank of New York Mellon Corp Synthetic GIC Asset Fixed Income Investments 4.890% $1,536,000 par due 07/21/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,560,066
Investment, Identifier [Axis]: Bank of New York Mellon Corp/The Synthetic GIC Asset Fixed Income Investments 4.942% $1,000,000 par due 02/11/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,029,085
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.043% $575,000 par due 09/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	575,126
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.338% $490,000 par due 09/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	488,695
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.404% $1,190,000 par due 09/08/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,196,256
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.850% $340,000 par due 02/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	348,165
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.932% $1,200,000 par due 02/14/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,223,336
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.932% $2,640,000 par due 02/14/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,691,340
Investment, Identifier [Axis]: Barings Equipment Finance LLC 2025-B Synthetic GIC Asset Fixed Income Investments 4.130% $1,535,000 par due 10/13/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,538,882
Investment, Identifier [Axis]: Barings Equipment Finance LLC 2025-B Synthetic GIC Asset Fixed Income Investments 4.130% $1,760,000 par due 10/13/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,764,451
Investment, Identifier [Axis]: Baxter International Inc Synthetic GIC Asset Fixed Income Investments 1.915% $305,000 par due 02/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	297,646
Investment, Identifier [Axis]: Baxter International Inc Synthetic GIC Asset Fixed Income Investments 1.915% $922,000 par due 02/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	899,770
Investment, Identifier [Axis]: Baxter International Inc Synthetic GIC Asset Fixed Income Investments 2.272% $1,430,000 par due 12/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,351,113
Investment, Identifier [Axis]: Baxter International Inc Synthetic GIC Asset Fixed Income Investments 3.950% $385,000 par due 04/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	375,336
Investment, Identifier [Axis]: Bayer US Finance II LLC Synthetic GIC Asset Fixed Income Investments 4.375% $1,200,000 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,201,409
Investment, Identifier [Axis]: Becton Dickinson & Co Synthetic GIC Asset Fixed Income Investments 3.700% $490,000 par due 06/06/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	488,003
Investment, Identifier [Axis]: Becton Dickinson & Co Synthetic GIC Asset Fixed Income Investments 4.298% $100,000 par due 08/22/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	98,536
Investment, Identifier [Axis]: Becton Dickinson & Co Synthetic GIC Asset Fixed Income Investments 4.693% $680,000 par due 02/13/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	689,175
Investment, Identifier [Axis]: Benchmark 2018-B8 Mortgage Trust Synthetic GIC Asset Fixed Income Investments 4.232% $1,896,000 par due 01/15/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,881,547
Investment, Identifier [Axis]: Black Hills Corp Synthetic GIC Asset Fixed Income Investments 3.150% $1,544,000 par due 01/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,528,833
Investment, Identifier [Axis]: Black Hills Corp Synthetic GIC Asset Fixed Income Investments 3.950% $2,655,000 par due 01/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,654,389
Investment, Identifier [Axis]: Black Hills Corp Synthetic GIC Asset Fixed Income Investments 4.550% $595,000 par due 01/31/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	595,721
Investment, Identifier [Axis]: BlackRock Liquidity Treasury Inst Mutual Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	152,287,145
Investment, Identifier [Axis]: BlackRock Liquidity Treasury Instl Mutual Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,646,498,256
Investment, Identifier [Axis]: BlackRock MSCI ACWI ESG Focus Index F Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	935,671,770
Investment, Identifier [Axis]: Blackrock Treasury Trust Fund Synthetic GIC Asset Fixed Income Investments 3.630% $11,384,319 par
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	11,384,319
Investment, Identifier [Axis]: Blackrock Treasury Trust Fund Synthetic GIC Asset Fixed Income Investments 3.630% $25,096,355 par
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	25,096,355
Investment, Identifier [Axis]: Boeing Co/The Synthetic GIC Asset Fixed Income Investments 2.196% $140,000 par due 02/04/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	139,734
Investment, Identifier [Axis]: Boeing Co/The Synthetic GIC Asset Fixed Income Investments 2.196% $495,000 par due 02/04/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	494,059
Investment, Identifier [Axis]: Boeing Co/The Synthetic GIC Asset Fixed Income Investments 2.700% $1,420,000 par due 02/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,399,430
Investment, Identifier [Axis]: Boeing Co/The Synthetic GIC Asset Fixed Income Investments 5.040% $130,000 par due 05/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	131,344
Investment, Identifier [Axis]: Boeing Co/The Synthetic GIC Asset Fixed Income Investments 5.150% $1,780,000 par due 05/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,830,769
Investment, Identifier [Axis]: BofA Auto Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.350% $1,450,000 par due 11/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,459,714
Investment, Identifier [Axis]: Brazos Education Loan Authority Inc Synthetic GIC Asset Fixed Income Investments 4.426% $2,424,997 par due 11/25/2071
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,387,223
Investment, Identifier [Axis]: Brazos Education Loan Authority Synthetic GIC Asset Fixed Income Investments 4.546% $1,361,283 par due 01/25/2072
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,342,281
Investment, Identifier [Axis]: Broadcom Inc Synthetic GIC Asset Fixed Income Investments 4.150% $1,200,000 par due 02/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,204,392
Investment, Identifier [Axis]: Broadcom Inc Synthetic GIC Asset Fixed Income Investments 4.350% $920,000 par due 02/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	926,779
Investment, Identifier [Axis]: Broadcom Inc Synthetic GIC Asset Fixed Income Investments 4.800% $1,300,000 par due 04/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,323,591
Investment, Identifier [Axis]: Broadcom Inc Synthetic GIC Asset Fixed Income Investments 5.050% $800,000 par due 07/12/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	824,248
Investment, Identifier [Axis]: Brown Advisory Sustainable Growth Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	840,606,311
Investment, Identifier [Axis]: CD 2017-CD5 Mortgage Trust Synthetic GIC Asset Fixed Income Investments 3.171% $3,506,260 par due 08/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,453,315
Investment, Identifier [Axis]: CES MU2 LLC Synthetic GIC Asset Fixed Income Investments 2.166% $635,992 par due 12/16/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	628,123
Investment, Identifier [Axis]: CGMS Commercial Mortgage Trust 2017-B1 Synthetic GIC Asset Fixed Income Investments 3.458% $4,219,746 par due 08/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,166,683
Investment, Identifier [Axis]: CHRISTUS Health Synthetic GIC Asset Fixed Income Investments 4.341% $1,235,000 par due 07/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,239,915
Investment, Identifier [Axis]: CHRISTUS Health Synthetic GIC Asset Fixed Income Investments 4.341% $1,500,000 par due 07/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,505,970
Investment, Identifier [Axis]: CLEVELAND CLINIC HEALTH SYSTEM Synthetic GIC Asset Fixed Income Investments 2.885% $3,475,000 par due 01/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,243,496
Investment, Identifier [Axis]: CNH Equipment Trust 2022-B Synthetic GIC Asset Fixed Income Investments 3.890% $256,697 par due 11/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	256,589
Investment, Identifier [Axis]: CNH Equipment Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.360% $2,040,000 par due 08/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,061,667
Investment, Identifier [Axis]: CNH Industrial Capital LLC Synthetic GIC Asset Fixed Income Investments 1.450% $1,460,000 par due 07/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,438,417
Investment, Identifier [Axis]: CNH Industrial Capital LLC Synthetic GIC Asset Fixed Income Investments 4.550% $1,500,000 par due 04/10/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,510,692
Investment, Identifier [Axis]: CNH Industrial Capital LLC Synthetic GIC Asset Fixed Income Investments 4.750% $1,570,000 par due 03/21/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,588,350
Investment, Identifier [Axis]: CNH Industrial Capital LLC Synthetic GIC Asset Fixed Income Investments 4.750% $850,000 par due 03/21/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	859,935
Investment, Identifier [Axis]: CNH Industrial Capital LLC Synthetic GIC Asset Fixed Income Investments 5.100% $210,000 par due 04/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	214,783
Investment, Identifier [Axis]: COMM 2016-COR1 Mortgage Trust Synthetic GIC Asset Fixed Income Investments 2.826% $4,051,498 par due 10/10/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,021,598
Investment, Identifier [Axis]: COMM 2016-DC2 Mortgage Trust Synthetic GIC Asset Fixed Income Investments 3.765% $254,814 par due 02/10/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	254,480
Investment, Identifier [Axis]: CRH America Finance Inc Synthetic GIC Asset Fixed Income Investments 3.400% $750,000 par due 05/09/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	744,179
Investment, Identifier [Axis]: CRH America Finance Inc Synthetic GIC Asset Fixed Income Investments 3.950% $650,000 par due 04/04/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	648,118
Investment, Identifier [Axis]: CRH SMW Finance DAC Synthetic GIC Asset Fixed Income Investments 5.125% $400,000 par due 01/09/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	412,620
Investment, Identifier [Axis]: CRH SMW Finance DAC Synthetic GIC Asset Fixed Income Investments 5.125% $500,000 par due 01/09/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	515,775
Investment, Identifier [Axis]: CRH SMW Finance DAC Synthetic GIC Asset Fixed Income Investments 5.200% $1,150,000 par due 05/21/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,187,916
Investment, Identifier [Axis]: CRH SMW Finance DAC Synthetic GIC Asset Fixed Income Investments 5.200% $700,000 par due 05/21/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	723,079
Investment, Identifier [Axis]: CSAIL 2018-C14 Commercial Mortgage Trust Synthetic GIC Asset Fixed Income Investments 4.422% $1,850,000 par due 11/15/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,840,678
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 1.300% $2,530,000 par due 08/21/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,420,623
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 2.875% $1,600,000 par due 06/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,591,922
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 3.000% $400,000 par due 08/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	397,351
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 4.300% $421,000 par due 03/25/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	422,506
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 5.000% $748,000 par due 02/20/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	748,285
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 5.125% $1,860,000 par due 02/21/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,912,305
Investment, Identifier [Axis]: Canadian National Railway Co Synthetic GIC Asset Fixed Income Investments 4.200% $1,075,000 par due 03/12/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,074,079
Investment, Identifier [Axis]: Canadian National Railway Co Synthetic GIC Asset Fixed Income Investments 4.200% $955,000 par due 03/12/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	954,182
Investment, Identifier [Axis]: Canadian Natural Resources Ltd Synthetic GIC Asset Fixed Income Investments 3.850% $1,965,000 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,959,860
Investment, Identifier [Axis]: Canadian Natural Resources Ltd Synthetic GIC Asset Fixed Income Investments 3.850% $730,000 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	728,090
Investment, Identifier [Axis]: Canadian Natural Resources Ltd Synthetic GIC Asset Fixed Income Investments 5.000% $700,000 par due 12/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	718,206
Investment, Identifier [Axis]: Canadian Pacific Railway Co Synthetic GIC Asset Fixed Income Investments 3.700% $1,600,000 par due 02/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,598,894
Investment, Identifier [Axis]: Canadian Pacific Railway Co Synthetic GIC Asset Fixed Income Investments 4.000% $1,270,000 par due 06/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,270,781
Investment, Identifier [Axis]: Canadian Pacific Railway Co Synthetic GIC Asset Fixed Income Investments 4.000% $960,000 par due 06/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	960,590
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 1.878% $1,595,000 par due 11/02/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,565,094
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 1.878% $550,000 par due 11/02/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	539,688
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 3.273% $740,000 par due 03/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	718,445
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 4.493% $500,000 par due 09/11/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	499,629
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 4.927% $605,000 par due 05/10/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	612,209
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 5.268% $790,000 par due 05/10/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	811,396
Investment, Identifier [Axis]: Capital One Prime Auto Receivables Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 3.850% $2,670,000 par due 07/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,671,850
Investment, Identifier [Axis]: CarMax Auto Owner Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 4.920% $5,382,467 par due 10/16/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,424,187
Investment, Identifier [Axis]: CarMax Auto Owner Trust 2024-2 Synthetic GIC Asset Fixed Income Investments 5.500% $1,375,000 par due 01/16/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,393,888
Investment, Identifier [Axis]: Cargill Inc Synthetic GIC Asset Fixed Income Investments 2.125% $700,000 par due 11/10/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	620,642
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.840% $1,700,000 par due 01/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,725,102
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2025-2 Synthetic GIC Asset Fixed Income Investments 4.480% $2,250,000 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,274,824
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2025-4 Synthetic GIC Asset Fixed Income Investments 3.970% $2,050,000 par due 12/16/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,053,788
Investment, Identifier [Axis]: Causeway International Value Equity F Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	376,316,417
Investment, Identifier [Axis]: Cedars-Sinai Health System Synthetic GIC Asset Fixed Income Investments 2.288% $1,500,000 par due 08/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,353,422
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC Synthetic GIC Asset Fixed Income Investments 4.450% $1,970,000 par due 10/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,964,988
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC Synthetic GIC Asset Fixed Income Investments 4.800% $680,000 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	696,935
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC Synthetic GIC Asset Fixed Income Investments 5.150% $840,000 par due 03/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	860,660
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC Synthetic GIC Asset Fixed Income Investments 5.200% $1,080,000 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,115,424
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC Synthetic GIC Asset Fixed Income Investments 5.200% $1,130,000 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,167,064
Investment, Identifier [Axis]: Charter Communications Operating LLC Synthetic GIC Asset Fixed Income Investments 4.400% $1,100,000 par due 04/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,037,964
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.130% $3,744,336 par due 05/25/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,778,238
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-2A Synthetic GIC Asset Fixed Income Investments 5.520% $1,850,868 par due 06/25/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,876,658
Investment, Identifier [Axis]: Chase Auto Owner Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.290% $2,425,000 par due 06/25/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,445,501
Investment, Identifier [Axis]: Chase Auto Owner Trust 2025-2 Synthetic GIC Asset Fixed Income Investments 3.860% $3,645,000 par due 10/25/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,648,375
Investment, Identifier [Axis]: Cherokee County Board of Education Synthetic GIC Asset Fixed Income Investments 5.626% $1,000,000 par due 08/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,028,890
Investment, Identifier [Axis]: Chesapeake Funding II LLC Synthetic GIC Asset Fixed Income Investments 5.650% $690,893 par due 05/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	694,118
Investment, Identifier [Axis]: Chesapeake Funding II LLC Synthetic GIC Asset Fixed Income Investments 6.160% $1,938,852 par due 10/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,959,344
Investment, Identifier [Axis]: Children's Hospital Medical Center/Cincinnati OH Synthetic GIC Asset Fixed Income Investments 2.853% $1,775,000 par due 11/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,754,105
Investment, Identifier [Axis]: Children's Hospital Medical Center/Cincinnati OH Synthetic GIC Asset Fixed Income Investments 2.853% $325,000 par due 11/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	321,174
Investment, Identifier [Axis]: Citibank Credit Card Issuance Trust Synthetic GIC Asset Fixed Income Investments 4.300% $1,885,000 par due 06/21/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,907,382
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2015-GC31 Synthetic GIC Asset Fixed Income Investments 3.762% $65,968 par due 06/10/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	64,919
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2016-C1 Synthetic GIC Asset Fixed Income Investments 3.209% $4,237,000 par due 05/10/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,220,556
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2016-P6 Synthetic GIC Asset Fixed Income Investments 3.458% $3,086,094 par due 12/10/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,070,025
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2018-B2 Synthetic GIC Asset Fixed Income Investments 4.009% $2,710,000 par due 03/10/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,697,350
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 1.462% $1,500,000 par due 06/09/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,482,860
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 2.572% $2,050,000 par due 06/03/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,901,293
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.070% $1,716,000 par due 02/24/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,696,632
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.070% $830,000 par due 02/24/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	820,632
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.520% $2,880,000 par due 10/27/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,854,708
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.520% $500,000 par due 10/27/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	495,609
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.668% $2,800,000 par due 07/24/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,782,536
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.668% $880,000 par due 07/24/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	874,511
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 4.503% $640,000 par due 09/11/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	642,774
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 4.542% $400,000 par due 09/19/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	403,474
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 4.658% $605,000 par due 05/24/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	610,158
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 4.786% $840,000 par due 03/04/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	852,281
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 4.910% $1,580,000 par due 05/24/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,601,670
Investment, Identifier [Axis]: Citizens Bank NA/Providence RI Synthetic GIC Asset Fixed Income Investments 4.575% $1,000,000 par due 08/09/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,007,605
Investment, Identifier [Axis]: Citizens Bank NA/Providence RI Synthetic GIC Asset Fixed Income Investments 4.575% $1,870,000 par due 08/09/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,884,221
Investment, Identifier [Axis]: City & County of Honolulu HI Synthetic GIC Asset Fixed Income Investments 3.753% $425,000 par due 09/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	421,825
Investment, Identifier [Axis]: City of Atlanta GA Synthetic GIC Asset Fixed Income Investments 2.288% $2,445,000 par due 12/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,127,297
Investment, Identifier [Axis]: City of Atlanta GA Water & Wastewater Revenue Synthetic GIC Asset Fixed Income Investments 1.537% $225,000 par due 11/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	212,283
Investment, Identifier [Axis]: City of Chicago IL Synthetic GIC Asset Fixed Income Investments 6.050% $75,000 par due 01/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	76,127
Investment, Identifier [Axis]: City of New York NY Synthetic GIC Asset Fixed Income Investments 4.820% $1,250,000 par due 02/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,284,750
Investment, Identifier [Axis]: City of West Palm Beach FL Utility System Revenue Synthetic GIC Asset Fixed Income Investments 3.291% $2,100,000 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,069,718
Investment, Identifier [Axis]: City of Worcester MA Synthetic GIC Asset Fixed Income Investments 6.250% $495,000 par due 01/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	507,598
Investment, Identifier [Axis]: Colorado Housing and Finance Authority Synthetic GIC Asset Fixed Income Investments 6.250% $15,000 par due 05/01/2056
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	15,908
Investment, Identifier [Axis]: Comcast Corp Synthetic GIC Asset Fixed Income Investments 3.400% $1,480,000 par due 04/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,436,578
Investment, Identifier [Axis]: Comcast Corp Synthetic GIC Asset Fixed Income Investments 3.550% $560,000 par due 05/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	555,537
Investment, Identifier [Axis]: Comcast Corp Synthetic GIC Asset Fixed Income Investments 4.150% $1,370,000 par due 10/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,377,287
Investment, Identifier [Axis]: Comcast Corp Synthetic GIC Asset Fixed Income Investments 4.950% $1,040,000 par due 05/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,066,664
Investment, Identifier [Axis]: CommonSpirit Health Synthetic GIC Asset Fixed Income Investments 4.352% $1,070,000 par due 09/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,066,335
Investment, Identifier [Axis]: CommonSpirit Health Synthetic GIC Asset Fixed Income Investments 4.352% $1,250,000 par due 09/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,245,719
Investment, Identifier [Axis]: Commonwealth of Massachusetts Synthetic GIC Asset Fixed Income Investments 1.520% $95,000 par due 11/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	84,861
Investment, Identifier [Axis]: Commonwealth of Massachusetts Synthetic GIC Asset Fixed Income Investments 3.769% $750,000 par due 07/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	749,145
Investment, Identifier [Axis]: Commonwealth of Massachusetts Synthetic GIC Asset Fixed Income Investments 4.110% $984,148 par due 07/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	983,863
Investment, Identifier [Axis]: Connecticut Light and Power Co/The Synthetic GIC Asset Fixed Income Investments 2.050% $700,000 par due 07/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	622,511
Investment, Identifier [Axis]: Connecticut Light and Power Co/The Synthetic GIC Asset Fixed Income Investments 4.650% $1,620,000 par due 01/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,651,580
Investment, Identifier [Axis]: Connecticut Light and Power Co/The Synthetic GIC Asset Fixed Income Investments 4.950% $1,860,000 par due 01/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,909,478
Investment, Identifier [Axis]: ConocoPhillips Co Synthetic GIC Asset Fixed Income Investments 4.700% $1,160,000 par due 01/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,182,657
Investment, Identifier [Axis]: Consumers 2023 Securitization Funding LLC Synthetic GIC Asset Fixed Income Investments 5.210% $3,620,000 par due 09/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,733,292
Investment, Identifier [Axis]: Consumers Energy Co Synthetic GIC Asset Fixed Income Investments 3.800% $1,600,000 par due 11/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,594,736
Investment, Identifier [Axis]: Consumers Energy Co Synthetic GIC Asset Fixed Income Investments 3.800% $330,000 par due 11/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	328,914
Investment, Identifier [Axis]: Cooperatieve Rabobank UA Synthetic GIC Asset Fixed Income Investments 1.106% $1,500,000 par due 02/24/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,493,432
Investment, Identifier [Axis]: Cooperatieve Rabobank UA Synthetic GIC Asset Fixed Income Investments 1.980% $2,080,000 par due 12/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,038,856
Investment, Identifier [Axis]: Cooperatieve Rabobank UA Synthetic GIC Asset Fixed Income Investments 3.649% $3,050,000 par due 04/06/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,034,817
Investment, Identifier [Axis]: Cooperatieve Rabobank UA Synthetic GIC Asset Fixed Income Investments 5.564% $850,000 par due 02/28/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	874,928
Investment, Identifier [Axis]: Corebridge Global Funding Synthetic GIC Asset Fixed Income Investments 4.250% $700,000 par due 08/21/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	702,027
Investment, Identifier [Axis]: Corebridge Global Funding Synthetic GIC Asset Fixed Income Investments 4.450% $1,245,000 par due 10/02/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,240,992
Investment, Identifier [Axis]: Corebridge Global Funding Synthetic GIC Asset Fixed Income Investments 5.900% $880,000 par due 09/19/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	919,377
Investment, Identifier [Axis]: Corebridge Global Funding Synthetic GIC Asset Fixed Income Investments 5.900% $970,000 par due 09/19/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,013,405
Investment, Identifier [Axis]: Cornell University Synthetic GIC Asset Fixed Income Investments 4.169% $1,355,000 par due 06/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,361,428
Investment, Identifier [Axis]: Cornell University Synthetic GIC Asset Fixed Income Investments 4.169% $1,775,000 par due 06/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,783,421
Investment, Identifier [Axis]: Coterra Energy Inc Synthetic GIC Asset Fixed Income Investments 3.900% $1,700,000 par due 05/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,693,763
Investment, Identifier [Axis]: Coterra Energy Inc Synthetic GIC Asset Fixed Income Investments 3.900% $640,000 par due 05/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	637,652
Investment, Identifier [Axis]: Coterra Energy Inc Synthetic GIC Asset Fixed Income Investments 4.375% $600,000 par due 03/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	601,873
Investment, Identifier [Axis]: County of Bexar TX Synthetic GIC Asset Fixed Income Investments 2.171% $2,090,000 par due 06/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,851,364
Investment, Identifier [Axis]: County of Lee FL Water & Sewer Revenue Synthetic GIC Asset Fixed Income Investments 2.416% $2,140,000 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,068,438
Investment, Identifier [Axis]: County of Spokane WA Synthetic GIC Asset Fixed Income Investments 2.728% $950,000 par due 12/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	884,868
Investment, Identifier [Axis]: County of Spokane WA Synthetic GIC Asset Fixed Income Investments 2.828% $875,000 par due 12/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	806,103
Investment, Identifier [Axis]: CubeSmart LP Synthetic GIC Asset Fixed Income Investments 2.250% $1,510,000 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,433,050
Investment, Identifier [Axis]: CubeSmart LP Synthetic GIC Asset Fixed Income Investments 3.125% $500,000 par due 09/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	496,725
Investment, Identifier [Axis]: CubeSmart LP Synthetic GIC Asset Fixed Income Investments 4.375% $700,000 par due 02/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	702,262
Investment, Identifier [Axis]: DBJPM 2016-C3 Mortgage Trust Synthetic GIC Asset Fixed Income Investments 2.632% $2,972,288 par due 08/10/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,957,882
Investment, Identifier [Axis]: DC Commercial Mortgage Trust 2023-DC Synthetic GIC Asset Fixed Income Investments 6.314% $2,095,000 par due 09/12/2040
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,157,586
Investment, Identifier [Axis]: DFA Emerging Markets Small Cap Mutual Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	125,064,757
Investment, Identifier [Axis]: DLLAA 2023-1 LLC Synthetic GIC Asset Fixed Income Investments 5.640% $3,209,980 par due 02/22/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,244,022
Investment, Identifier [Axis]: DLLAD 2021-1 LLC Synthetic GIC Asset Fixed Income Investments 0.900% $3,338,194 par due 06/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,323,866
Investment, Identifier [Axis]: DLLMT 2023-1 LLC Synthetic GIC Asset Fixed Income Investments 5.340% $622,917 par due 03/22/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	625,603
Investment, Identifier [Axis]: DLLST 2024-1 LLC Synthetic GIC Asset Fixed Income Investments 5.050% $1,525,579 par due 08/20/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,532,187
Investment, Identifier [Axis]: DOC DR LLC Synthetic GIC Asset Fixed Income Investments 4.300% $500,000 par due 03/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	500,759
Investment, Identifier [Axis]: DTE Electric Co Synthetic GIC Asset Fixed Income Investments 2.625% $950,000 par due 03/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	878,467
Investment, Identifier [Axis]: DTE Electric Co Synthetic GIC Asset Fixed Income Investments 3.000% $1,520,000 par due 03/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,406,103
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 3.650% $820,000 par due 04/07/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	816,023
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.300% $410,000 par due 08/12/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	411,859
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.650% $220,000 par due 10/12/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	221,751
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.950% $750,000 par due 01/13/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	761,295
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 5.000% $1,210,000 par due 01/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,221,744
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 5.400% $750,000 par due 09/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	773,594
Investment, Identifier [Axis]: Dell Equipment Finance Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.390% $852,865 par due 03/22/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	858,951
Investment, Identifier [Axis]: Dell Equipment Finance Trust 2025-2 Synthetic GIC Asset Fixed Income Investments 4.120% $2,055,000 par due 03/24/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,061,915
Investment, Identifier [Axis]: Digital Realty Trust LP Synthetic GIC Asset Fixed Income Investments 4.450% $790,000 par due 07/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	795,348
Investment, Identifier [Axis]: Digital Realty Trust LP Synthetic GIC Asset Fixed Income Investments 5.550% $640,000 par due 01/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	657,564
Investment, Identifier [Axis]: Dodge & Cox Stock Class X Mutual Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,163,744,387
Investment, Identifier [Axis]: Dominion Energy South Carolina Inc Synthetic GIC Asset Fixed Income Investments 2.300% $930,000 par due 12/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	830,691
Investment, Identifier [Axis]: Duke Energy Carolinas LLC Synthetic GIC Asset Fixed Income Investments 2.450% $1,500,000 par due 08/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,421,055
Investment, Identifier [Axis]: Duke Energy Carolinas LLC Synthetic GIC Asset Fixed Income Investments 2.550% $1,230,000 par due 04/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,133,256
Investment, Identifier [Axis]: Duke Energy Carolinas LLC Synthetic GIC Asset Fixed Income Investments 2.850% $580,000 par due 03/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	531,925
Investment, Identifier [Axis]: Duke Energy Florida LLC Synthetic GIC Asset Fixed Income Investments 4.200% $310,000 par due 12/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	310,447
Investment, Identifier [Axis]: Duke Energy Progress LLC Synthetic GIC Asset Fixed Income Investments 2.000% $2,020,000 par due 08/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,795,204
Investment, Identifier [Axis]: Duke Energy Progress LLC Synthetic GIC Asset Fixed Income Investments 3.400% $677,000 par due 04/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	641,141
Investment, Identifier [Axis]: Duke University Health System Inc Synthetic GIC Asset Fixed Income Investments 2.552% $2,674,000 par due 06/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,539,337
Investment, Identifier [Axis]: ECMC Group Student Loan Trust 2021-1 Synthetic GIC Asset Fixed Income Investments 4.559% $1,245,993 par due 11/25/2070
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,232,875
Investment, Identifier [Axis]: ECMC Group Student Loan Trust 2021-1 Synthetic GIC Asset Fixed Income Investments 4.559% $265,508 par due 11/25/2070
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	262,713
Investment, Identifier [Axis]: ELM Trust 2024-ELM Synthetic GIC Asset Fixed Income Investments 5.801% $1,940,000 par due 06/10/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,950,307
Investment, Identifier [Axis]: ELM Trust 2024-ELM Synthetic GIC Asset Fixed Income Investments 5.801% $2,085,000 par due 06/10/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,096,078
Investment, Identifier [Axis]: EMD Finance LLC Synthetic GIC Asset Fixed Income Investments 4.125% $1,380,000 par due 08/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,383,504
Investment, Identifier [Axis]: EMD Finance LLC Synthetic GIC Asset Fixed Income Investments 4.375% $870,000 par due 10/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	872,932
Investment, Identifier [Axis]: EOG Resources Inc Synthetic GIC Asset Fixed Income Investments 4.400% $510,000 par due 07/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	515,869
Investment, Identifier [Axis]: EOG Resources Inc Synthetic GIC Asset Fixed Income Investments 4.400% $665,000 par due 01/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	668,295
Investment, Identifier [Axis]: EOG Resources Inc Synthetic GIC Asset Fixed Income Investments 5.000% $490,000 par due 07/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	502,642
Investment, Identifier [Axis]: ERP Operating LP Synthetic GIC Asset Fixed Income Investments 4.150% $1,240,000 par due 12/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,246,622
Investment, Identifier [Axis]: EXIM Bank of the United States Synthetic GIC Asset Fixed Income Investments 2.329% $96,591 par due 01/14/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	94,426
Investment, Identifier [Axis]: EXIM Bank of the United States Synthetic GIC Asset Fixed Income Investments 2.372% $117,647 par due 03/19/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	116,062
Investment, Identifier [Axis]: Eastman Chemical Co Synthetic GIC Asset Fixed Income Investments 4.500% $1,200,000 par due 12/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,209,421
Investment, Identifier [Axis]: Eastman Chemical Co Synthetic GIC Asset Fixed Income Investments 5.000% $1,050,000 par due 08/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,071,781
Investment, Identifier [Axis]: Eastman Chemical Co Synthetic GIC Asset Fixed Income Investments 5.000% $663,000 par due 08/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	676,753
Investment, Identifier [Axis]: Empire State Development Corp Synthetic GIC Asset Fixed Income Investments 3.170% $275,000 par due 03/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	274,648
Investment, Identifier [Axis]: Enbridge Inc Synthetic GIC Asset Fixed Income Investments 3.125% $1,290,000 par due 11/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,236,193
Investment, Identifier [Axis]: Enbridge Inc Synthetic GIC Asset Fixed Income Investments 3.700% $800,000 par due 07/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	795,950
Investment, Identifier [Axis]: Enbridge Inc Synthetic GIC Asset Fixed Income Investments 4.600% $210,000 par due 06/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	212,239
Investment, Identifier [Axis]: Enbridge Inc Synthetic GIC Asset Fixed Income Investments 5.250% $745,000 par due 04/05/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	755,372
Investment, Identifier [Axis]: Enbridge Inc Synthetic GIC Asset Fixed Income Investments 5.300% $445,000 par due 04/05/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	459,036
Investment, Identifier [Axis]: Energy Transfer LP Synthetic GIC Asset Fixed Income Investments 4.400% $500,000 par due 03/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	501,583
Investment, Identifier [Axis]: Energy Transfer LP Synthetic GIC Asset Fixed Income Investments 5.200% $260,000 par due 04/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	268,048
Investment, Identifier [Axis]: Energy Transfer LP Synthetic GIC Asset Fixed Income Investments 6.050% $1,930,000 par due 12/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,961,119
Investment, Identifier [Axis]: Energy Transfer LP Synthetic GIC Asset Fixed Income Investments 6.100% $1,230,000 par due 12/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,292,997
Investment, Identifier [Axis]: Entergy Arkansas LLC Synthetic GIC Asset Fixed Income Investments 4.000% $1,700,000 par due 06/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,702,635
Investment, Identifier [Axis]: Enterprise Fleet Financing 2023-3 LLC Synthetic GIC Asset Fixed Income Investments 6.400% $2,338,387 par due 03/20/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,367,149
Investment, Identifier [Axis]: Enterprise Fleet Financing 2024-2 LLC Synthetic GIC Asset Fixed Income Investments 5.610% $2,020,000 par due 04/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,054,360
Investment, Identifier [Axis]: Enterprise Fleet Financing 2024-3 LLC Synthetic GIC Asset Fixed Income Investments 4.980% $2,885,000 par due 08/21/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,925,808
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-2 LLC Synthetic GIC Asset Fixed Income Investments 4.410% $3,300,000 par due 06/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,334,805
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-3 LLC Synthetic GIC Asset Fixed Income Investments 4.460% $2,505,000 par due 09/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,536,906
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-4 LLC Synthetic GIC Asset Fixed Income Investments 4.110% $2,620,000 par due 12/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,631,774
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-4 LLC Synthetic GIC Asset Fixed Income Investments 4.110% $4,015,000 par due 12/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,033,043
Investment, Identifier [Axis]: Enterprise Products Operating LLC Synthetic GIC Asset Fixed Income Investments 4.300% $1,370,000 par due 06/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,382,185
Investment, Identifier [Axis]: Enterprise Products Operating LLC Synthetic GIC Asset Fixed Income Investments 4.600% $855,000 par due 01/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	866,189
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 2.350% $690,000 par due 09/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	614,384
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 4.800% $130,000 par due 09/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	132,186
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 4.800% $390,000 par due 09/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	396,557
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 5.100% $1,030,000 par due 06/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,052,685
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 5.100% $1,500,000 par due 12/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,528,655
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 5.100% $500,000 par due 12/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	509,552
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 5.100% $715,000 par due 06/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	730,747
Investment, Identifier [Axis]: Ethiopian Leasing 2012 LLC Synthetic GIC Asset Fixed Income Investments 2.566% $576,688 par due 08/14/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	570,030
Investment, Identifier [Axis]: Ethiopian Leasing 2012 LLC Synthetic GIC Asset Fixed Income Investments 2.566% $88,641 par due 08/14/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	87,618
Investment, Identifier [Axis]: Ethiopian Leasing 2012 LLC Synthetic GIC Asset Fixed Income Investments 2.646% $103,191 par due 05/12/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	102,776
Investment, Identifier [Axis]: Ethiopian Leasing 2012 LLC Synthetic GIC Asset Fixed Income Investments 2.646% $96,312 par due 05/12/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	95,925
Investment, Identifier [Axis]: Evergy Kansas Central Inc Synthetic GIC Asset Fixed Income Investments 4.700% $1,350,000 par due 03/13/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,371,024
Investment, Identifier [Axis]: Evergy Metro Inc Synthetic GIC Asset Fixed Income Investments 2.250% $1,080,000 par due 06/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	996,683
Investment, Identifier [Axis]: Evergy Metro Inc Synthetic GIC Asset Fixed Income Investments 4.950% $1,060,000 par due 04/15/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,079,231
Investment, Identifier [Axis]: Evergy Missouri West Inc Synthetic GIC Asset Fixed Income Investments 5.150% $420,000 par due 12/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	428,164
Investment, Identifier [Axis]: Exelon Corp Synthetic GIC Asset Fixed Income Investments 5.150% $630,000 par due 03/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	643,809
Investment, Identifier [Axis]: Experian Finance PLC Synthetic GIC Asset Fixed Income Investments 4.250% $1,300,000 par due 02/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,303,683
Investment, Identifier [Axis]: Experian Finance PLC Synthetic GIC Asset Fixed Income Investments 4.250% $1,400,000 par due 02/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,403,966
Investment, Identifier [Axis]: Extended Stay America Trust 2025-ESH Synthetic GIC Asset Fixed Income Investments 5.050% $1,970,000 par due 10/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,973,075
Investment, Identifier [Axis]: Extended Stay America Trust 2025-ESH Synthetic GIC Asset Fixed Income Investments 5.050% $2,120,000 par due 10/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,123,309
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 3.500% $1,130,000 par due 07/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,126,537
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 3.900% $1,000,000 par due 04/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	988,632
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 3.900% $350,000 par due 04/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	346,021
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 4.000% $871,000 par due 06/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	863,070
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 4.950% $350,000 par due 01/15/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	354,157
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 5.700% $400,000 par due 04/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	413,378
Investment, Identifier [Axis]: FMC Corp Synthetic GIC Asset Fixed Income Investments 3.200% $1,140,000 par due 10/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,128,405
Investment, Identifier [Axis]: FMC Corp Synthetic GIC Asset Fixed Income Investments 3.450% $670,000 par due 10/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	595,050
Investment, Identifier [Axis]: Fannie Mae Grantor Trust 2002-T16 Synthetic GIC Asset Fixed Income Investments 7.000% $34,584 par due 07/25/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	36,870
Investment, Identifier [Axis]: Fannie Mae Grantor Trust 2002-T18 Synthetic GIC Asset Fixed Income Investments 7.000% $16,169 par due 08/25/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	17,570
Investment, Identifier [Axis]: Fannie Mae Grantor Trust 2004-T2 Synthetic GIC Asset Fixed Income Investments 6.000% $205,066 par due 11/25/2043
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	210,829
Investment, Identifier [Axis]: Fannie Mae Grantor Trust 2004-T3 Synthetic GIC Asset Fixed Income Investments 6.000% $87,078 par due 02/25/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	87,768
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 1.390% $1,240,000 par due 11/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,159,075
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 1.390% $790,000 par due 11/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	738,443
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 1.990% $5,960,896 par due 02/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,638,590
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.471% $3,317,053 par due 06/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,181,634
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $212,586 par due 06/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	206,213
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $230,940 par due 06/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	223,951
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $248,917 par due 06/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	241,456
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $260,163 par due 06/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	252,171
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $397,249 par due 09/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	379,352
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $44,785 par due 08/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	44,250
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $476,296 par due 11/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	470,219
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $5,384,874 par due 01/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,642,133
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $64,261 par due 12/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	63,750
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $652,171 par due 10/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	622,241
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $796,740 par due 10/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	759,485
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $92,209 par due 08/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	91,145
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $981,945 par due 12/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	936,947
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.543% $3,859,152 par due 06/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,704,176
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.590% $4,438,000 par due 03/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,267,816
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.590% $5,010,000 par due 12/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,668,503
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.628% $630,932 par due 12/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	637,843
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.669% $1,808,511 par due 01/01/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,826,012
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.738% $1,587,632 par due 01/01/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,603,757
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.743% $684,597 par due 12/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	692,654
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.777% $1,442,778 par due 11/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,463,054
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.839% $284,595 par due 11/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	288,743
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.840% $2,645,276 par due 01/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,614,829
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.841% $236,160 par due 12/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	239,273
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.851% $479,083 par due 11/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	486,060
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.885% $3,590,000 par due 05/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,472,496
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $105,056 par due 02/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	103,178
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $128,402 par due 02/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	126,106
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $177,641 par due 07/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	171,289
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $179,676 par due 05/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	176,201
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $226,022 par due 08/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	224,109
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $257,666 par due 05/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	252,683
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $276,443 par due 07/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	268,376
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $322,370 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	312,118
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $400,255 par due 03/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	387,242
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $406,888 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	394,504
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $47,088 par due 02/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	46,765
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $572,350 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	555,571
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $65,542 par due 09/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	64,979
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $75,211 par due 02/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	73,734
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $829,732 par due 04/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	813,431
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $831,008 par due 07/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	806,852
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $917,515 par due 12/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	827,357
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.038% $593,761 par due 08/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	607,605
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.054% $1,140,753 par due 08/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,165,940
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.075% $391,717 par due 05/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	380,959
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.481% $4,725,033 par due 09/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,648,794
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.500% $19,044,000 par due 10/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	18,768,909
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.500% $327,633 par due 04/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	311,239
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.500% $64,360 par due 08/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	62,838
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.500% $909,478 par due 11/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	871,796
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.595% $2,053,064 par due 07/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,019,757
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.779% $669,225 par due 06/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	661,702
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.846% $855,025 par due 07/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	846,672
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.860% $2,080,000 par due 12/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,044,628
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.940% $5,995,000 par due 11/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,939,996
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.989% $189,699 par due 01/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	196,873
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $1,081,754 par due 06/01/2056
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,013,755
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $1,184,626 par due 11/01/2040
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,169,618
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $1,334,319 par due 07/01/2056
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,250,452
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $1,731,568 par due 04/01/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,709,636
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $1,994,276 par due 07/01/2056
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,878,807
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $14,771,369 par due 06/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	14,174,871
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $228,167 par due 01/01/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	225,840
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $278,230 par due 02/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	278,586
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $3,637,180 par due 08/01/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,478,541
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $411,169 par due 02/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	411,680
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $446,166 par due 11/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	436,460
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.080% $1,430,000 par due 10/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,429,318
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.089% $2,999,203 par due 08/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,986,631
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.165% $2,800,000 par due 12/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,760,184
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.215% $178,493 par due 11/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	174,952
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.235% $6,005,000 par due 06/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,020,775
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.255% $220,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	221,892
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.255% $290,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	292,495
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.280% $1,350,000 par due 02/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,362,883
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.280% $2,040,000 par due 02/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,059,468
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.300% $260,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	262,674
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.300% $350,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	353,599
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.320% $1,420,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,435,663
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.320% $1,890,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,910,847
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.325% $2,840,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,866,588
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.340% $1,090,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,102,838
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.340% $1,450,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,467,078
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.350% $1,740,000 par due 12/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,757,852
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.360% $630,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	637,891
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.360% $840,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	850,521
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.400% $2,305,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,333,029
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.400% $2,345,000 par due 01/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,358,578
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.450% $2,300,000 par due 01/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,329,737
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.486% $49,899 par due 05/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	49,485
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.486% $87,323 par due 05/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	86,598
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.490% $3,000,000 par due 07/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,023,664
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $1,336,099 par due 06/01/2056
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,298,045
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $1,502,963 par due 09/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,482,878
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $1,954,048 par due 01/01/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,912,949
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $12,864,285 par due 10/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	12,680,288
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $2,308,755 par due 06/01/2056
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,254,425
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $727,546 par due 11/01/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	722,731
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $922,346 par due 06/01/2056
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	896,076
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.515% $6,520,000 par due 12/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,618,478
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.528% $2,205,656 par due 08/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,218,491
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.555% $1,574,000 par due 03/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,604,085
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.570% $3,273,523 par due 10/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,294,641
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.570% $4,630,000 par due 05/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,694,051
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.620% $4,880,000 par due 01/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,951,019
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.630% $3,025,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,085,494
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.653% $83,783 par due 10/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	83,053
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.687% $1,052,425 par due 10/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,061,654
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.710% $2,370,000 par due 07/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,415,720
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.730% $4,370,000 par due 05/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,478,380
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.790% $1,630,000 par due 03/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,645,765
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.846% $2,684,372 par due 12/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,716,716
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.860% $2,120,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,180,585
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.860% $5,110,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,256,034
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.920% $8,510,000 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	8,720,793
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.980% $3,259,321 par due 07/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,357,414
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.990% $2,632,894 par due 07/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,713,161
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $1,151,583 par due 08/01/2056
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,161,404
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $123,339 par due 11/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	125,097
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $155,384 par due 06/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	157,627
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $184,146 par due 10/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	189,216
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $2,318,697 par due 08/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,383,766
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $280,939 par due 06/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	284,993
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $598,138 par due 03/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	616,939
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $7,391,262 par due 10/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	7,460,303
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $77,217 par due 10/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	79,359
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $81,482 par due 09/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	82,652
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.090% $4,120,000 par due 01/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,246,538
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.098% $808,446 par due 11/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	822,345
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.144% $7,293,845 par due 06/01/2053
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	7,439,948
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.180% $2,200,000 par due 12/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,270,825
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.203% $500,271 par due 12/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	509,860
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.240% $2,331,442 par due 12/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,423,791
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.255% $27,278 par due 11/01/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	27,424
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.277% $9,979 par due 04/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	9,943
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.330% $5,110,000 par due 12/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,300,169
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.380% $7,260,000 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	7,529,753
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $114,434 par due 09/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	117,570
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $23,229 par due 02/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	23,536
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $243,743 par due 04/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	249,556
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $38,312 par due 04/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	40,079
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $5,325,283 par due 10/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,486,005
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $55,813 par due 04/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	57,144
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.540% $5,600,000 par due 12/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,750,506
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.734% $7,007 par due 04/01/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	7,103
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.781% $146,421 par due 10/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	148,600
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.882% $71,729 par due 12/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	73,255
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.901% $27,490 par due 08/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	27,938
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.908% $17,990 par due 05/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	18,582
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.944% $321,147 par due 06/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	330,597
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.950% $8,836 par due 01/01/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	8,939
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.975% $35,367 par due 12/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	36,771
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.987% $205,498 par due 06/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	209,754
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.000% $12,548 par due 02/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	12,877
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.000% $23,978 par due 09/01/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	24,440
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.058% $14,478 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	15,046
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.094% $261,852 par due 11/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	272,550
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.095% $50,545 par due 11/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	52,613
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.100% $162,306 par due 11/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	168,806
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.102% $53,091 par due 07/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	54,162
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.178% $46,757 par due 03/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	48,031
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.178% $57,148 par due 03/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	58,705
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.187% $61,375 par due 11/01/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	63,717
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.187% $75,085 par due 11/01/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	77,950
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.194% $7,802 par due 07/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	8,035
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.197% $129,073 par due 10/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	134,426
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.211% $36,344 par due 08/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	37,242
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.225% $12,451 par due 06/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	12,943
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.225% $86,518 par due 12/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	89,953
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.233% $35,437 par due 07/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	36,838
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.247% $20,355 par due 08/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	21,051
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.247% $24,878 par due 08/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	25,729
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.250% $55,035 par due 08/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	57,309
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.255% $72,501 par due 08/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	73,923
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.265% $20,766 par due 07/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	21,290
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.277% $123,312 par due 07/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	128,353
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.281% $231,641 par due 06/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	241,132
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.297% $263,075 par due 11/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	273,391
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.297% $35,853 par due 11/01/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	37,158
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.321% $221,998 par due 08/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	231,073
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.326% $224,845 par due 06/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	233,965
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.334% $70,066 par due 11/01/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	73,583
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.340% $30,865 par due 08/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	31,974
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.340% $67,999 par due 08/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	71,239
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.340% $86,021 par due 07/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	89,488
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $117,180 par due 08/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	121,932
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $118,557 par due 08/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	123,350
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $183,617 par due 09/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	191,636
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $29,899 par due 08/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	30,948
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $36,650 par due 10/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	38,178
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $5,811 par due 09/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,044
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.360% $127,511 par due 10/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	132,844
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.360% $180,061 par due 07/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	186,096
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.375% $79,670 par due 05/01/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	82,099
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.378% $123,665 par due 04/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	122,814
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.434% $9,004 par due 05/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	9,257
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.441% $113,493 par due 06/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	118,098
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.443% $114,041 par due 05/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	118,645
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.451% $101,680 par due 05/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	105,861
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.469% $23,669 par due 07/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	24,685
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.481% $143,846 par due 03/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	149,533
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.500% $79,239 par due 10/01/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	82,305
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.510% $42,237 par due 03/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	43,830
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.563% $208,440 par due 02/01/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	216,407
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.565% $449,027 par due 05/01/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	466,849
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.586% $162,540 par due 02/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	169,601
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.600% $179,519 par due 04/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	186,644
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.600% $63,760 par due 04/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	65,971
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.625% $89,379 par due 05/01/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	92,530
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.637% $18,740 par due 03/01/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	19,444
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.637% $18,987 par due 03/01/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	19,700
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.690% $17,311 par due 01/01/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	17,939
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.815% $2,200 par due 02/01/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,280
Investment, Identifier [Axis]: Fannie Mae REMIC Trust 2002-W12 Synthetic GIC Asset Fixed Income Investments 5.066% $518 par due 02/25/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	517
Investment, Identifier [Axis]: Fannie Mae REMIC Trust 2003-W11 Synthetic GIC Asset Fixed Income Investments 7.112% $9,871 par due 07/25/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	9,889
Investment, Identifier [Axis]: Fannie Mae REMIC Trust 2004-W11 Synthetic GIC Asset Fixed Income Investments 7.000% $272,653 par due 05/25/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	277,202
Investment, Identifier [Axis]: Fannie Mae REMIC Trust 2005-W1 Synthetic GIC Asset Fixed Income Investments 6.500% $67,788 par due 10/25/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	70,755
Investment, Identifier [Axis]: Fannie Mae REMICS Synthetic GIC Asset Fixed Income Investments 2.500% $10,188 par due 03/25/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	9,872
Investment, Identifier [Axis]: Fannie Mae REMICS Synthetic GIC Asset Fixed Income Investments 5.500% $577,688 par due 04/25/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	600,663
Investment, Identifier [Axis]: Fannie Mae REMICS Synthetic GIC Asset Fixed Income Investments 5.500% $584,606 par due 04/25/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	611,759
Investment, Identifier [Axis]: Fannie Mae REMICS Synthetic GIC Asset Fixed Income Investments 5.500% $86,653 par due 04/25/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	90,099
Investment, Identifier [Axis]: Fannie Mae Trust 2003-W6 Synthetic GIC Asset Fixed Income Investments 6.500% $34,321 par due 09/25/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	35,450
Investment, Identifier [Axis]: Fannie Mae Trust 2003-W6 Synthetic GIC Asset Fixed Income Investments 6.500% $76,027 par due 09/25/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	78,527
Investment, Identifier [Axis]: Fannie Mae Trust 2003-W8 Synthetic GIC Asset Fixed Income Investments 7.000% $5,612 par due 10/25/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,802
Investment, Identifier [Axis]: Fannie Mae Trust 2004-W1 Synthetic GIC Asset Fixed Income Investments 7.000% $163,449 par due 12/25/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	172,141
Investment, Identifier [Axis]: Fannie Mae Trust 2004-W2 Synthetic GIC Asset Fixed Income Investments 7.000% $22,222 par due 02/25/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	23,086
Investment, Identifier [Axis]: FedEx Corp Synthetic GIC Asset Fixed Income Investments 3.100% $1,260,000 par due 08/05/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,211,887
Investment, Identifier [Axis]: FedEx Corp Synthetic GIC Asset Fixed Income Investments 3.100% $738,000 par due 08/05/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	709,819
Investment, Identifier [Axis]: FedEx Corp Synthetic GIC Asset Fixed Income Investments 3.400% $1,560,000 par due 02/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,537,795
Investment, Identifier [Axis]: Federal Realty OP LP Synthetic GIC Asset Fixed Income Investments 3.200% $1,100,000 par due 06/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,063,434
Investment, Identifier [Axis]: Federal Realty OP LP Synthetic GIC Asset Fixed Income Investments 3.250% $1,230,000 par due 07/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,215,512
Investment, Identifier [Axis]: Federal Realty OP LP Synthetic GIC Asset Fixed Income Investments 5.375% $1,100,000 par due 05/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,127,917
Investment, Identifier [Axis]: Federal Realty OP LP Synthetic GIC Asset Fixed Income Investments 5.375% $1,699,000 par due 05/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,742,119
Investment, Identifier [Axis]: Fifth Third Auto Trust 2023-1 Synthetic GIC Asset Fixed Income Investments 5.530% $2,770,268 par due 08/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,793,236
Investment, Identifier [Axis]: Fifth Third Bancorp Synthetic GIC Asset Fixed Income Investments 4.055% $350,000 par due 04/25/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	349,734
Investment, Identifier [Axis]: Fifth Third Bancorp Synthetic GIC Asset Fixed Income Investments 4.055% $630,000 par due 04/25/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	629,522
Investment, Identifier [Axis]: Fifth Third Bancorp Synthetic GIC Asset Fixed Income Investments 4.337% $180,000 par due 04/25/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	176,228
Investment, Identifier [Axis]: Fifth Third Bancorp Synthetic GIC Asset Fixed Income Investments 4.772% $1,290,000 par due 07/28/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,306,308
Investment, Identifier [Axis]: Fifth Third Bank NA Synthetic GIC Asset Fixed Income Investments 3.850% $1,535,000 par due 03/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,533,798
Investment, Identifier [Axis]: Fifth Third Bank NA Synthetic GIC Asset Fixed Income Investments 4.967% $970,000 par due 01/28/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	979,213
Investment, Identifier [Axis]: FirstEnergy Pennsylvania Electric Co Synthetic GIC Asset Fixed Income Investments 5.150% $380,000 par due 03/30/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	380,901
Investment, Identifier [Axis]: FirstEnergy Pennsylvania Electric Co Synthetic GIC Asset Fixed Income Investments 5.200% $670,000 par due 04/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	684,235
Investment, Identifier [Axis]: FirstEnergy Transmission LLC Synthetic GIC Asset Fixed Income Investments 2.866% $480,000 par due 09/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	464,212
Investment, Identifier [Axis]: Fiserv Inc Synthetic GIC Asset Fixed Income Investments 3.500% $550,000 par due 07/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	533,724
Investment, Identifier [Axis]: Fiserv Inc Synthetic GIC Asset Fixed Income Investments 4.200% $2,000,000 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,995,526
Investment, Identifier [Axis]: Fiserv Inc Synthetic GIC Asset Fixed Income Investments 4.550% $210,000 par due 02/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	207,999
Investment, Identifier [Axis]: Fiserv Inc Synthetic GIC Asset Fixed Income Investments 5.375% $1,820,000 par due 08/21/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,866,898
Investment, Identifier [Axis]: Fiserv Inc Synthetic GIC Asset Fixed Income Investments 5.450% $630,000 par due 03/02/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	645,300
Investment, Identifier [Axis]: Florida Gas Transmission Co LLC Synthetic GIC Asset Fixed Income Investments 2.300% $895,000 par due 10/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	794,272
Investment, Identifier [Axis]: Florida Gas Transmission Co LLC Synthetic GIC Asset Fixed Income Investments 2.550% $700,000 par due 07/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	647,319
Investment, Identifier [Axis]: Ford Credit Auto Lease Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.230% $2,675,000 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,692,639
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2022-REV1 Synthetic GIC Asset Fixed Income Investments 3.880% $1,915,000 par due 11/15/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,915,308
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2023-C Synthetic GIC Asset Fixed Income Investments 5.530% $3,404,718 par due 09/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,439,500
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2024-C Synthetic GIC Asset Fixed Income Investments 4.070% $3,845,000 par due 07/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,857,039
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.450% $1,805,000 par due 10/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,823,072
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2025-REV2 Synthetic GIC Asset Fixed Income Investments 4.370% $2,520,000 par due 02/15/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,542,960
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust/Ford Credit Synthetic GIC Asset Fixed Income Investments 4.860% $2,385,000 par due 08/15/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,452,643
Investment, Identifier [Axis]: Ford Credit Floorplan Master Owner Trust A Synthetic GIC Asset Fixed Income Investments 4.060% $1,825,000 par due 09/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,830,962
Investment, Identifier [Axis]: Ford Credit Floorplan Master Owner Trust A Synthetic GIC Asset Fixed Income Investments 5.290% $2,205,000 par due 04/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,244,106
Investment, Identifier [Axis]: Ford Motor Credit Co LLC Synthetic GIC Asset Fixed Income Investments 5.125% $1,340,000 par due 11/05/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,347,378
Investment, Identifier [Axis]: Ford Motor Credit Co LLC Synthetic GIC Asset Fixed Income Investments 5.303% $680,000 par due 09/06/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	685,165
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 3.000% $13,604 par due 10/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	13,532
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 3.000% $151,423 par due 08/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	150,224
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 3.000% $85,434 par due 08/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	84,758
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 3.000% $917,533 par due 01/01/2043
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	851,366
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 3.500% $61,787 par due 02/01/2043
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	58,861
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 4.000% $465,227 par due 01/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	452,086
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 4.000% $578,917 par due 04/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	560,777
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 4.000% $980 par due 02/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	978
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 5.500% $40,537 par due 12/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	41,166
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 6.000% $104,423 par due 08/01/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	110,597
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 6.000% $19,870 par due 09/01/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	21,029
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 6.000% $292,383 par due 08/01/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	309,672
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 6.000% $61,608 par due 08/01/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	65,251
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 6.000% $616,078 par due 08/01/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	652,511
Investment, Identifier [Axis]: Freddie Mac Multifam Struct PT Cert Synthetic GIC Asset Fixed Income Investments 5.985% $121,937 par due 01/25/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	121,486
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert Synthetic GIC Asset Fixed Income Investments 4.850% $8,850,000 par due 09/25/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	9,071,259
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert Synthetic GIC Asset Fixed Income Investments 4.860% $2,910,000 par due 10/25/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,980,495
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert Synthetic GIC Asset Fixed Income Investments 4.865% $8,122,913 par due 11/25/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	8,136,771
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert Synthetic GIC Asset Fixed Income Investments 4.950% $4,158,011 par due 11/25/2054
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,219,204
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Certificates Synthetic GIC Asset Fixed Income Investments 1.235% $985,093 par due 05/25/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	977,379
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Certificates Synthetic GIC Asset Fixed Income Investments 6.393% $116,463 par due 10/25/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	116,497
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 2.502% $5,608,552 par due 05/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,383,901
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 2.871% $69,412 par due 03/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	71,333
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 3.215% $606,349 par due 07/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	623,636
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 3.251% $267,764 par due 06/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	273,940
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 3.493% $3,150,289 par due 07/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,082,076
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 3.662% $4,619,822 par due 08/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,540,019
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 3.995% $4,226,763 par due 08/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,186,452
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.043% $5,733,935 par due 09/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,686,544
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.148% $1,719,666 par due 09/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,708,688
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.286% $2,654,078 par due 10/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,646,697
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.571% $359,655 par due 11/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	361,085
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.697% $299,368 par due 09/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	301,318
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.860% $3,130,376 par due 12/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,161,464
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 5.011% $7,446,690 par due 09/01/2053
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	7,548,062
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 5.608% $4,203,359 par due 04/01/2053
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,285,543
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 5.890% $36,948 par due 06/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	37,735
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.005% $165,781 par due 11/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	172,090
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.024% $19,286 par due 11/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	20,127
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.029% $105,191 par due 12/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	108,879
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.108% $932,718 par due 11/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	968,314
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.130% $145,234 par due 11/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	150,788
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.130% $29,307 par due 10/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	30,475
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.130% $51,159 par due 11/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	53,177
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.214% $64,929 par due 10/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	67,497
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.219% $30,224 par due 12/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	31,128
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.258% $309,214 par due 10/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	321,544
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.265% $12,976 par due 07/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	13,467
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.265% $20,066 par due 01/01/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	20,746
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.265% $62,155 par due 07/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	64,506
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.271% $9,481 par due 11/01/2040
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	9,813
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.279% $63,671 par due 06/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	65,715
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.288% $146,991 par due 06/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	152,729
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.296% $174,702 par due 10/01/2043
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	181,803
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.306% $10,485 par due 06/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	10,876
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.310% $260,073 par due 07/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	269,901
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.336% $459,385 par due 08/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	477,018
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.350% $16,932 par due 08/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	17,578
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.350% $67,662 par due 08/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	70,309
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.350% $69,878 par due 08/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	72,546
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.350% $82,745 par due 08/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	85,983
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.356% $142,806 par due 10/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	148,588
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.370% $21,115 par due 08/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	21,993
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.370% $75,207 par due 09/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	78,151
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.380% $237,765 par due 10/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	247,495
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.380% $78,929 par due 10/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	82,159
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.390% $42,880 par due 08/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	44,632
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.390% $52,409 par due 08/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	54,551
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.390% $61,164 par due 01/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	63,363
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.390% $85,997 par due 08/01/2043
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	89,614
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.444% $47,643 par due 07/01/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	49,314
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.445% $33,364 par due 12/01/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	34,506
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.461% $77,447 par due 01/01/2043
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	80,578
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.500% $18,122 par due 08/01/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	18,740
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.500% $65,966 par due 09/01/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	68,725
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.505% $88,262 par due 03/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	91,544
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.510% $86,583 par due 01/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	89,522
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.523% $318,154 par due 01/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	329,858
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.539% $124,193 par due 05/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	129,006
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.543% $97,948 par due 05/01/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	101,439
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.547% $190,298 par due 02/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	197,931
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.553% $143,098 par due 05/01/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	149,118
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.555% $52,225 par due 05/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	54,263
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.556% $23,708 par due 02/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	24,571
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.572% $96,978 par due 01/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	100,559
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.600% $128,740 par due 05/01/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	133,827
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.600% $91,459 par due 05/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	95,300
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.600% $95,978 par due 04/01/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	99,830
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.611% $116,164 par due 04/01/2046
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	120,620
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.625% $3,124 par due 08/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,197
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.645% $169,223 par due 09/01/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	176,002
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.706% $7,350 par due 02/01/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	7,594
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.706% $8,037 par due 02/01/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	8,304
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.745% $14,523 par due 05/01/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	14,970
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.885% $153,441 par due 04/01/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	159,764
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.000% $3,859,280 par due 11/01/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,186,318
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.500% $2,600,472 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,477,813
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.500% $3,740,881 par due 12/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,569,253
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.500% $7,039,865 par due 12/01/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,095,482
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.500% $841,321 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	801,651
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.500% $894,744 par due 12/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	855,357
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $1,698,455 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,655,717
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $2,313,969 par due 11/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,087,020
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $2,367,268 par due 01/01/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,135,065
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $2,387,796 par due 12/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,153,345
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $234,293 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	226,956
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $239,139 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	231,788
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $331,868 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	321,663
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $801,711 par due 07/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	777,874
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $948,332 par due 01/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	924,470
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.500% $64,045 par due 08/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	59,975
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 4.000% $3,147,779 par due 08/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,020,665
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 4.000% $3,269,335 par due 08/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,125,063
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 4.500% $2,661,300 par due 09/01/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,622,853
Investment, Identifier [Axis]: Freddie Mac REMICS Synthetic GIC Asset Fixed Income Investments 3.000% $11,970 par due 12/15/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	11,495
Investment, Identifier [Axis]: Freddie Mac Struct PT Cert Synthetic GIC Asset Fixed Income Investments 5.231% $1,495,870 par due 05/25/2043
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,427,951
Investment, Identifier [Axis]: Freddie Struct PT Cert Synthetic GIC Asset Fixed Income Investments 7.000% $114,142 par due 07/25/2043
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	121,342
Investment, Identifier [Axis]: Freddie Struct PT Cert Synthetic GIC Asset Fixed Income Investments 7.000% $346,501 par due 07/25/2043
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	368,359
Investment, Identifier [Axis]: GE HealthCare Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.150% $240,000 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	240,774
Investment, Identifier [Axis]: GE HealthCare Technologies Inc Synthetic GIC Asset Fixed Income Investments 5.650% $1,680,000 par due 11/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,729,809
Investment, Identifier [Axis]: GE HealthCare Technologies Inc Synthetic GIC Asset Fixed Income Investments 5.650% $1,790,000 par due 11/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,843,070
Investment, Identifier [Axis]: GE HealthCare Technologies Inc Synthetic GIC Asset Fixed Income Investments 5.857% $530,000 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	560,871
Investment, Identifier [Axis]: GM Financial Consumer Auto Rec Trust 2024-3 Synthetic GIC Asset Fixed Income Investments 5.130% $2,575,000 par due 04/16/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,602,205
Investment, Identifier [Axis]: GM Financial Consumer Automobile Rec Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 4.850% $3,581,180 par due 12/18/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,603,040
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2022-1 Synthetic GIC Asset Fixed Income Investments 5.910% $1,525,000 par due 10/11/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,580,367
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2023-2 Synthetic GIC Asset Fixed Income Investments 5.770% $3,125,000 par due 08/11/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,280,844
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 4.980% $1,595,000 par due 12/11/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,640,973
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2024-2 Synthetic GIC Asset Fixed Income Investments 4.520% $3,010,000 par due 03/11/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,060,815
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.640% $2,210,000 par due 12/11/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,255,113
Investment, Identifier [Axis]: GMF Floorplan Owner Revolving Trust Synthetic GIC Asset Fixed Income Investments 5.340% $3,340,000 par due 06/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,359,997
Investment, Identifier [Axis]: GMF Floorplan Owner Revolving Trust Synthetic GIC Asset Fixed Income Investments 5.340% $4,025,000 par due 06/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,049,098
Investment, Identifier [Axis]: GNMA Synthetic GIC Asset Fixed Income Investments 4.764% $183,902 par due 10/20/2065
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	184,178
Investment, Identifier [Axis]: GNMA Synthetic GIC Asset Fixed Income Investments 4.764% $604,250 par due 10/20/2065
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	605,155
Investment, Identifier [Axis]: GNMA Synthetic GIC Asset Fixed Income Investments 5.014% $438,358 par due 12/20/2066
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	440,702
Investment, Identifier [Axis]: GNMA Synthetic GIC Asset Fixed Income Investments 5.114% $653,505 par due 12/20/2066
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	657,757
Investment, Identifier [Axis]: GNMA Synthetic GIC Asset Fixed Income Investments 5.114% $741,816 par due 12/20/2066
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	746,643
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS5 Synthetic GIC Asset Fixed Income Investments 3.409% $662,699 par due 03/10/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	657,394
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS6 Synthetic GIC Asset Fixed Income Investments 3.164% $2,129,521 par due 05/10/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,100,613
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS6 Synthetic GIC Asset Fixed Income Investments 3.164% $4,106,604 par due 05/10/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,050,857
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS8 Synthetic GIC Asset Fixed Income Investments 3.205% $4,510,000 par due 11/10/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,448,028
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2018-GS10 Synthetic GIC Asset Fixed Income Investments 4.155% $2,366,207 par due 07/10/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,339,765
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2019-GC42 Synthetic GIC Asset Fixed Income Investments 2.749% $2,265,000 par due 09/10/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,152,006
Investment, Identifier [Axis]: GSK Consumer Healthcare Capital UK PLC Synthetic GIC Asset Fixed Income Investments 3.375% $1,400,000 par due 03/24/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,389,990
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund C Synthetic GIC Asset Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	292,030,309
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund E Synthetic GIC Asset Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	282,291,973
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund J Synthetic GIC Asset Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	290,859,540
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund Q Synthetic GIC Asset Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	290,273,521
Investment, Identifier [Axis]: General Mills Inc Synthetic GIC Asset Fixed Income Investments 4.200% $1,400,000 par due 04/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,404,864
Investment, Identifier [Axis]: General Mills Inc Synthetic GIC Asset Fixed Income Investments 4.200% $1,560,000 par due 04/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,565,419
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 2.400% $1,940,000 par due 10/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,850,521
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 2.400% $680,000 par due 04/10/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	654,701
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 4.300% $1,270,000 par due 04/06/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,268,120
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 5.000% $730,000 par due 04/09/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	737,907
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 5.050% $1,030,000 par due 04/04/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,049,297
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 5.400% $1,680,000 par due 05/08/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,707,693
Investment, Identifier [Axis]: Georgia-Pacific LLC Synthetic GIC Asset Fixed Income Investments 2.300% $1,300,000 par due 04/30/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,199,996
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.179% $735,808 par due 12/20/2066
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	732,538
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.409% $520,648 par due 02/20/2067
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	519,747
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.539% $19,694 par due 03/20/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	19,803
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.569% $364,637 par due 01/20/2067
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	363,784
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.580% $913,313 par due 01/20/2067
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	912,359
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.600% $175 par due 01/20/2067
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	175
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.600% $383 par due 12/20/2066
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	384
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.625% $17,448 par due 12/20/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	17,856
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.625% $56,613 par due 10/20/2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	57,934
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.680% $197,639 par due 03/20/2065
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	197,400
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.740% $288 par due 06/20/2061
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	286
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.860% $111,265 par due 05/20/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	111,317
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.860% $69,541 par due 05/20/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	69,573
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.040% $13,760 par due 06/20/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	13,938
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.040% $32,107 par due 06/20/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	32,522
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.470% $2,144 par due 08/20/2059
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,140
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.625% $117,437 par due 04/20/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	119,861
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.625% $34,949 par due 03/20/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	35,624
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.625% $35,561 par due 03/20/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	36,247
Investment, Identifier [Axis]: Goldman Sachs Group Inc Synthetic GIC Asset Fixed Income Investments 1.431% $1,000,000 par due 03/09/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	994,905
Investment, Identifier [Axis]: Goldman Sachs Group Inc Synthetic GIC Asset Fixed Income Investments 5.049% $590,000 par due 07/23/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	604,959
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 1.542% $2,100,000 par due 09/10/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,063,410
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 1.948% $3,170,000 par due 10/21/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,116,592
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 2.640% $3,405,000 par due 02/24/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,352,192
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 3.615% $1,030,000 par due 03/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,024,405
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 4.223% $800,000 par due 05/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	801,862
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 4.482% $700,000 par due 08/23/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	705,007
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 5.207% $750,000 par due 01/28/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	775,017
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 5.727% $640,000 par due 04/25/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	669,043
Investment, Identifier [Axis]: Government National Mortgage Association Synthetic GIC Asset Fixed Income Investments 4.834% $2,954,336 par due 01/20/2069
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,962,537
Investment, Identifier [Axis]: Government National Mortgage Association Synthetic GIC Asset Fixed Income Investments 5.014% $466,345 par due 01/20/2066
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	468,589
Investment, Identifier [Axis]: Great Wolf Trust 2024-WLF2 A Synthetic GIC Asset Fixed Income Investments 5.441% $2,204,000 par due 05/15/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,210,136
Investment, Identifier [Axis]: Guardian Life Global Funding Synthetic GIC Asset Fixed Income Investments 1.625% $1,200,000 par due 09/16/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,128,133
Investment, Identifier [Axis]: HEALTHPARTNERS Synthetic GIC Asset Fixed Income Investments 4.089% $1,000,000 par due 07/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,000,220
Investment, Identifier [Axis]: HNA 2015 LLC Synthetic GIC Asset Fixed Income Investments 2.291% $464,429 par due 06/30/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	456,199
Investment, Identifier [Axis]: HP Inc Synthetic GIC Asset Fixed Income Investments 4.000% $1,130,000 par due 04/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,118,705
Investment, Identifier [Axis]: HP Inc Synthetic GIC Asset Fixed Income Investments 4.750% $1,340,000 par due 01/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,355,020
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 2.013% $1,700,000 par due 09/22/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,640,935
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 2.206% $800,000 par due 08/17/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	761,194
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 2.871% $1,490,000 par due 11/22/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,355,130
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 4.041% $1,500,000 par due 03/13/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,498,068
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 4.041% $2,187,000 par due 03/13/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,184,183
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 4.583% $400,000 par due 06/19/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	403,832
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 4.755% $540,000 par due 06/09/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	544,796
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 4.899% $1,800,000 par due 03/03/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,826,798
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 6.161% $840,000 par due 03/09/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	874,820
Investment, Identifier [Axis]: Halliburton Co Synthetic GIC Asset Fixed Income Investments 2.920% $1,730,000 par due 03/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,638,127
Investment, Identifier [Axis]: Health Care Service Corp A Mutual Legal Reserve Co Synthetic GIC Asset Fixed Income Investments 5.200% $1,860,000 par due 06/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,907,845
Investment, Identifier [Axis]: Health Care Service Corp A Mutual Legal Reserve Co Synthetic GIC Asset Fixed Income Investments 5.200% $900,000 par due 06/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	923,151
Investment, Identifier [Axis]: Healthpeak OP LLC Synthetic GIC Asset Fixed Income Investments 2.125% $700,000 par due 12/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	661,403
Investment, Identifier [Axis]: Healthpeak OP LLC Synthetic GIC Asset Fixed Income Investments 2.875% $1,470,000 par due 01/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,363,199
Investment, Identifier [Axis]: Healthpeak OP LLC Synthetic GIC Asset Fixed Income Investments 3.500% $1,500,000 par due 07/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,458,995
Investment, Identifier [Axis]: Healthpeak OP LLC Synthetic GIC Asset Fixed Income Investments 3.500% $580,000 par due 07/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	564,145
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Synthetic GIC Asset Fixed Income Investments 4.050% $920,000 par due 09/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	920,276
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Synthetic GIC Asset Fixed Income Investments 4.150% $1,215,000 par due 09/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,216,491
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Synthetic GIC Asset Fixed Income Investments 4.400% $1,030,000 par due 10/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,027,838
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Synthetic GIC Asset Fixed Income Investments 4.400% $1,330,000 par due 09/25/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,336,710
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Synthetic GIC Asset Fixed Income Investments 4.550% $1,750,000 par due 10/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,764,954
Investment, Identifier [Axis]: Hexcel Corp Synthetic GIC Asset Fixed Income Investments 4.200% $1,230,000 par due 02/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,227,399
Investment, Identifier [Axis]: Honda Auto Receivables 2022-2 Owner Trust Synthetic GIC Asset Fixed Income Investments 3.760% $1,002,859 par due 12/18/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,002,699
Investment, Identifier [Axis]: Honda Auto Receivables 2023-4 Owner Trust Synthetic GIC Asset Fixed Income Investments 5.660% $635,000 par due 02/21/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	647,852
Investment, Identifier [Axis]: Honda Auto Receivables 2024-3 Owner Trust Synthetic GIC Asset Fixed Income Investments 4.570% $5,200,000 par due 03/21/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,239,598
Investment, Identifier [Axis]: Honda Auto Receivables 2025-2 Owner Trust Synthetic GIC Asset Fixed Income Investments 4.150% $2,805,000 par due 10/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,822,444
Investment, Identifier [Axis]: Honda Motor Co Ltd Synthetic GIC Asset Fixed Income Investments 4.436% $2,010,000 par due 07/08/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,030,140
Investment, Identifier [Axis]: Honolulu City & County Board of Water Supply Synthetic GIC Asset Fixed Income Investments 1.600% $2,000,000 par due 07/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,902,440
Investment, Identifier [Axis]: Hotchkis & Wiley Small Cap Diversified Value CIT Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	245,859,011
Investment, Identifier [Axis]: Hudson Yards 2025-SPRL Mortgage Trust Synthetic GIC Asset Fixed Income Investments 5.467% $1,720,000 par due 01/13/2040
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,784,450
Investment, Identifier [Axis]: Huntington Auto Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.230% $4,223,670 par due 01/16/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,264,918
Investment, Identifier [Axis]: Huntington Bancshares Inc/OH Synthetic GIC Asset Fixed Income Investments 4.443% $730,000 par due 08/04/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	734,085
Investment, Identifier [Axis]: Huntington National Bank/The Synthetic GIC Asset Fixed Income Investments 4.552% $1,895,000 par due 05/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,906,442
Investment, Identifier [Axis]: Huntington National Bank/The Synthetic GIC Asset Fixed Income Investments 4.552% $960,000 par due 05/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	965,796
Investment, Identifier [Axis]: Huntington National Bank/The Synthetic GIC Asset Fixed Income Investments 5.650% $600,000 par due 01/10/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	629,052
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2024-C Synthetic GIC Asset Fixed Income Investments 4.620% $4,725,000 par due 04/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,754,616
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.830% $1,935,000 par due 01/18/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,954,611
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.530% $2,775,000 par due 04/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,800,183
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2025-C Synthetic GIC Asset Fixed Income Investments 4.360% $3,175,000 par due 07/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,201,111
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2023-C Synthetic GIC Asset Fixed Income Investments 5.540% $3,055,520 par due 10/16/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,086,317
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2024-A Synthetic GIC Asset Fixed Income Investments 4.990% $2,678,053 par due 02/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,700,988
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2024-B Synthetic GIC Asset Fixed Income Investments 4.840% $1,970,000 par due 03/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,992,066
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.320% $1,245,000 par due 10/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,254,305
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2025-D Synthetic GIC Asset Fixed Income Investments 3.990% $4,645,000 par due 09/16/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,663,845
Investment, Identifier [Axis]: Hyundai Capital America Synthetic GIC Asset Fixed Income Investments 4.300% $1,060,000 par due 09/24/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,063,184
Investment, Identifier [Axis]: Hyundai Capital America Synthetic GIC Asset Fixed Income Investments 5.000% $1,570,000 par due 01/07/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,595,043
Investment, Identifier [Axis]: Hyundai Capital America Synthetic GIC Asset Fixed Income Investments 5.300% $1,030,000 par due 01/08/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,062,136
Investment, Identifier [Axis]: Hyundai Floorplan Master Owner Trust Synthetic GIC Asset Fixed Income Investments 4.010% $1,785,000 par due 10/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,789,293
Investment, Identifier [Axis]: INTOWN 2025-STAY Mortgage Trust Synthetic GIC Asset Fixed Income Investments 5.100% $2,035,000 par due 03/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,037,542
Investment, Identifier [Axis]: INTOWN 2025-STAY Mortgage Trust Synthetic GIC Asset Fixed Income Investments 5.100% $2,555,000 par due 03/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,558,191
Investment, Identifier [Axis]: Indiana Housing & Community Development Authority Synthetic GIC Asset Fixed Income Investments 5.750% $2,055,000 par due 07/01/2054
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,110,793
Investment, Identifier [Axis]: Indianapolis Power & Light Co Synthetic GIC Asset Fixed Income Investments 5.050% $1,570,000 par due 08/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,582,714
Investment, Identifier [Axis]: Indianapolis Power & Light Co Synthetic GIC Asset Fixed Income Investments 5.650% $1,100,000 par due 12/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,150,961
Investment, Identifier [Axis]: Ingredion Inc Synthetic GIC Asset Fixed Income Investments 2.900% $740,000 par due 06/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	697,235
Investment, Identifier [Axis]: Ingredion Inc Synthetic GIC Asset Fixed Income Investments 3.200% $1,232,000 par due 10/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,223,678
Investment, Identifier [Axis]: Ingredion Inc Synthetic GIC Asset Fixed Income Investments 3.200% $600,000 par due 10/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	595,947
Investment, Identifier [Axis]: International Business Machines Corp Synthetic GIC Asset Fixed Income Investments 4.650% $3,010,000 par due 02/10/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,054,828
Investment, Identifier [Axis]: International Business Machines Corp Synthetic GIC Asset Fixed Income Investments 4.800% $1,500,000 par due 02/10/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,535,856
Investment, Identifier [Axis]: Interstate Power and Light Co Synthetic GIC Asset Fixed Income Investments 3.600% $450,000 par due 04/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	441,119
Investment, Identifier [Axis]: Interstate Power and Light Co Synthetic GIC Asset Fixed Income Investments 4.100% $1,200,000 par due 09/26/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,199,212
Investment, Identifier [Axis]: Ir+M Core Bond Collective Fund A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	102,425,650
Investment, Identifier [Axis]: J Paul Getty Trust/The Synthetic GIC Asset Fixed Income Investments 4.905% $1,185,000 par due 04/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,208,129
Investment, Identifier [Axis]: JPMBB Commercial Mortgage Sec Trust 2014-C24 Synthetic GIC Asset Fixed Income Investments 3.639% $233,101 par due 11/15/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	229,536
Investment, Identifier [Axis]: JPMCC Commercial Mortgage Sec Trust 2015-JP1 Synthetic GIC Asset Fixed Income Investments 3.914% $323,992 par due 01/15/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	322,696
Investment, Identifier [Axis]: JPMCC Commercial Mortgage Sec Trust 2017-JP5 Synthetic GIC Asset Fixed Income Investments 3.723% $1,185,000 par due 03/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,178,091
Investment, Identifier [Axis]: JPMCC Commercial Mortgage Sec Trust 2022-NLP Synthetic GIC Asset Fixed Income Investments 4.597% $4,362,932 par due 04/15/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,309,783
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2016-C2 Synthetic GIC Asset Fixed Income Investments 2.881% $717,611 par due 06/15/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	714,860
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2016-C2 Synthetic GIC Asset Fixed Income Investments 3.144% $275,000 par due 06/15/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	273,270
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2016-C4 Synthetic GIC Asset Fixed Income Investments 2.882% $2,817,207 par due 12/15/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,795,481
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2016-C4 Synthetic GIC Asset Fixed Income Investments 3.141% $1,765,000 par due 12/15/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,736,668
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2017-C7 Synthetic GIC Asset Fixed Income Investments 3.409% $1,875,000 par due 10/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,843,543
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 1.470% $1,500,000 par due 09/22/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,472,712
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 1.470% $2,970,000 par due 09/22/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,915,970
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 2.069% $660,000 par due 06/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	630,408
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 2.182% $1,500,000 par due 06/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,462,994
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.203% $810,000 par due 07/23/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	812,515
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.323% $1,940,000 par due 04/26/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,948,198
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.452% $1,370,000 par due 12/05/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,384,406
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.565% $410,000 par due 06/14/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	415,066
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.851% $615,000 par due 07/25/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	622,981
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.915% $2,165,000 par due 01/24/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,205,955
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 5.040% $1,200,000 par due 01/23/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,212,527
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 5.140% $1,055,000 par due 01/24/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,091,337
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 5.299% $640,000 par due 07/24/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	659,784
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 5.571% $3,020,000 par due 04/22/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,080,397
Investment, Identifier [Axis]: Jennison Large Cap Growth Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	840,594,536
Investment, Identifier [Axis]: JobsOhio Beverage System Synthetic GIC Asset Fixed Income Investments 3.985% $1,480,000 par due 01/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,486,349
Investment, Identifier [Axis]: John Deere Owner Trust 2023 Synthetic GIC Asset Fixed Income Investments 5.010% $376,305 par due 11/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	378,036
Investment, Identifier [Axis]: John Deere Owner Trust 2023-B Synthetic GIC Asset Fixed Income Investments 5.180% $619,472 par due 03/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	623,281
Investment, Identifier [Axis]: John Deere Owner Trust 2024 Synthetic GIC Asset Fixed Income Investments 4.960% $1,215,000 par due 11/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,225,656
Investment, Identifier [Axis]: John Deere Owner Trust 2024 Synthetic GIC Asset Fixed Income Investments 4.960% $4,040,000 par due 11/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,075,431
Investment, Identifier [Axis]: John Deere Owner Trust 2024-C Synthetic GIC Asset Fixed Income Investments 4.060% $2,785,000 par due 06/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,793,583
Investment, Identifier [Axis]: John Deere Owner Trust 2025 Synthetic GIC Asset Fixed Income Investments 4.230% $1,425,000 par due 09/17/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,435,800
Investment, Identifier [Axis]: Johns Hopkins Health System Corp/The Synthetic GIC Asset Fixed Income Investments 2.420% $1,607,000 par due 01/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,496,847
Investment, Identifier [Axis]: Johnson Controls / Tyco Fire Security Finance Synthetic GIC Asset Fixed Income Investments 5.500% $760,000 par due 04/19/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	791,000
Investment, Identifier [Axis]: Kentucky Higher Education Student Loan Corp Synthetic GIC Asset Fixed Income Investments 5.475% $3,819,419 par due 11/25/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,741,732
Investment, Identifier [Axis]: KeyBank NA/Cleveland OH Synthetic GIC Asset Fixed Income Investments 3.900% $1,070,000 par due 04/13/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,050,649
Investment, Identifier [Axis]: KeyBank NA/Cleveland OH Synthetic GIC Asset Fixed Income Investments 5.000% $690,000 par due 01/26/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	697,927
Investment, Identifier [Axis]: KeyBank NA/Cleveland OH Synthetic GIC Asset Fixed Income Investments 5.850% $760,000 par due 11/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	783,037
Investment, Identifier [Axis]: KeyCorp Synthetic GIC Asset Fixed Income Investments 5.121% $610,000 par due 04/04/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	626,902
Investment, Identifier [Axis]: Kimco Realty OP LLC Synthetic GIC Asset Fixed Income Investments 2.250% $2,140,000 par due 12/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,900,311
Investment, Identifier [Axis]: Kinder Morgan Inc Synthetic GIC Asset Fixed Income Investments 1.750% $1,610,000 par due 11/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,580,476
Investment, Identifier [Axis]: Kinder Morgan Inc Synthetic GIC Asset Fixed Income Investments 1.750% $500,000 par due 11/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	490,831
Investment, Identifier [Axis]: Kinder Morgan Inc Synthetic GIC Asset Fixed Income Investments 5.000% $1,310,000 par due 02/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,341,005
Investment, Identifier [Axis]: Kinder Morgan Inc Synthetic GIC Asset Fixed Income Investments 5.000% $1,570,000 par due 02/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,607,159
Investment, Identifier [Axis]: King County Public Hospital District No 2 Synthetic GIC Asset Fixed Income Investments 2.601% $2,045,000 par due 12/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,752,013
Investment, Identifier [Axis]: Kubota Credit Owner Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.190% $3,480,000 par due 07/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,519,220
Investment, Identifier [Axis]: L3Harris Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.400% $450,000 par due 06/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	453,474
Investment, Identifier [Axis]: L3Harris Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.400% $990,000 par due 06/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	997,642
Investment, Identifier [Axis]: L3Harris Technologies Inc Synthetic GIC Asset Fixed Income Investments 5.050% $810,000 par due 06/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	832,405
Investment, Identifier [Axis]: LACM US Large Cap Growth Equit Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	840,593,870
Investment, Identifier [Axis]: LAD Auto Receivables Trust 2025-3 Synthetic GIC Asset Fixed Income Investments 4.030% $2,650,000 par due 01/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,660,491
Investment, Identifier [Axis]: La Joya Independent School District Synthetic GIC Asset Fixed Income Investments 5.000% $2,650,000 par due 02/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,691,923
Investment, Identifier [Axis]: Laboratory Corp of America Holdings Synthetic GIC Asset Fixed Income Investments 3.600% $1,540,000 par due 09/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,533,142
Investment, Identifier [Axis]: Lake Central Multi-District School Building Corp Synthetic GIC Asset Fixed Income Investments 1.651% $1,695,000 par due 07/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,607,640
Investment, Identifier [Axis]: Lazard Emerging Markets Equity D Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	208,424,263
Investment, Identifier [Axis]: Leland Stanford Junior University/The Synthetic GIC Asset Fixed Income Investments 1.289% $975,000 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	943,128
Investment, Identifier [Axis]: Leland Stanford Junior University/The Synthetic GIC Asset Fixed Income Investments 3.089% $2,000,000 par due 05/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,941,188
Investment, Identifier [Axis]: Leland Stanford Junior University/The Synthetic GIC Asset Fixed Income Investments 4.146% $2,220,000 par due 08/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,234,050
Investment, Identifier [Axis]: Lennox International Inc Synthetic GIC Asset Fixed Income Investments 1.700% $490,000 par due 08/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	472,660
Investment, Identifier [Axis]: Lennox International Inc Synthetic GIC Asset Fixed Income Investments 5.500% $1,100,000 par due 09/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,135,553
Investment, Identifier [Axis]: Lennox International Inc Synthetic GIC Asset Fixed Income Investments 5.500% $1,360,000 par due 09/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,403,957
Investment, Identifier [Axis]: Life 2022-BMR Mortgage Trust Synthetic GIC Asset Fixed Income Investments 5.045% $1,235,000 par due 05/15/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,191,027
Investment, Identifier [Axis]: Life 2022-BMR Mortgage Trust Synthetic GIC Asset Fixed Income Investments 5.045% $1,555,000 par due 05/15/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,499,633
Investment, Identifier [Axis]: Lockheed Martin Corp Synthetic GIC Asset Fixed Income Investments 4.400% $1,530,000 par due 08/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,546,010
Investment, Identifier [Axis]: Loomis Sayles Core Disciplined Alpha Fund Class D Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	102,425,614
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth Synthetic GIC Asset Fixed Income Investments 3.615% $1,787,295 par due 02/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,782,523
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth Synthetic GIC Asset Fixed Income Investments 4.145% $2,980,000 par due 02/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,982,324
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth Synthetic GIC Asset Fixed Income Investments 4.475% $1,000,000 par due 08/01/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	977,090
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth Synthetic GIC Asset Fixed Income Investments 5.081% $2,296,567 par due 06/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,339,972
Investment, Identifier [Axis]: Lowe's Cos Inc Synthetic GIC Asset Fixed Income Investments 3.750% $610,000 par due 04/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	585,358
Investment, Identifier [Axis]: M&T Bank Auto Receivables Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.220% $2,182,118 par due 02/17/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,206,086
Investment, Identifier [Axis]: M&T Bank Corp Synthetic GIC Asset Fixed Income Investments 4.553% $630,000 par due 08/16/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	633,434
Investment, Identifier [Axis]: MD Comm Dev Admin Housing Rev Synthetic GIC Asset Fixed Income Investments 3.500% $25,000 par due 09/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	24,955
Investment, Identifier [Axis]: METLIFE SECURITIZATION TRUST 2019-1 Synthetic GIC Asset Fixed Income Investments 3.750% $226,529 par due 04/25/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	224,287
Investment, Identifier [Axis]: METLIFE SECURITIZATION TRUST 2019-1 Synthetic GIC Asset Fixed Income Investments 3.750% $40,005 par due 04/25/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	39,609
Investment, Identifier [Axis]: MFS Large Cap Value CL 5 Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,129,518,688
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2020-A Synthetic GIC Asset Fixed Income Investments 0.970% $968,451 par due 04/09/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	962,830
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2020-A Synthetic GIC Asset Fixed Income Investments 1.400% $815,000 par due 08/09/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	793,682
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2021-A Synthetic GIC Asset Fixed Income Investments 0.560% $61,383 par due 06/13/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	61,311
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2022-A Synthetic GIC Asset Fixed Income Investments 3.200% $589,254 par due 01/13/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	588,471
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2022-A Synthetic GIC Asset Fixed Income Investments 3.320% $2,305,000 par due 06/13/2044
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,301,402
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2023-A Synthetic GIC Asset Fixed Income Investments 5.540% $2,545,000 par due 12/13/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,581,080
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2024-A Synthetic GIC Asset Fixed Income Investments 4.950% $3,655,000 par due 07/14/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,714,818
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 1.750% $1,500,000 par due 03/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,494,090
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 1.750% $810,000 par due 03/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	806,809
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 4.000% $490,000 par due 03/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	489,102
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 4.125% $675,000 par due 03/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	675,313
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 4.125% $900,000 par due 03/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	900,417
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 4.800% $960,000 par due 02/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	971,200
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 4.950% $440,000 par due 09/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	443,588
Investment, Identifier [Axis]: MS State Higher Ed Asst Co Synthetic GIC Asset Fixed Income Investments 4.669% $278,806 par due 10/25/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	278,967
Investment, Identifier [Axis]: Manufacturers & Traders Trust Co Synthetic GIC Asset Fixed Income Investments 4.762% $1,350,000 par due 07/06/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,362,439
Investment, Identifier [Axis]: Marathon Petroleum Corp Synthetic GIC Asset Fixed Income Investments 3.800% $1,640,000 par due 04/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,630,868
Investment, Identifier [Axis]: Mars Inc Synthetic GIC Asset Fixed Income Investments 4.600% $1,440,000 par due 03/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,460,111
Investment, Identifier [Axis]: Mars Inc Synthetic GIC Asset Fixed Income Investments 5.000% $1,660,000 par due 03/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,713,464
Investment, Identifier [Axis]: Marsh & McLennan Cos Inc Synthetic GIC Asset Fixed Income Investments 4.650% $1,060,000 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,081,678
Investment, Identifier [Axis]: Martin Marietta Materials Inc Synthetic GIC Asset Fixed Income Investments 3.450% $1,270,000 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,262,560
Investment, Identifier [Axis]: Masco Corp Synthetic GIC Asset Fixed Income Investments 2.000% $1,790,000 par due 10/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,598,617
Investment, Identifier [Axis]: Masco Corp Synthetic GIC Asset Fixed Income Investments 3.500% $1,195,000 par due 11/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,182,917
Investment, Identifier [Axis]: MassMutual Global Funding II Synthetic GIC Asset Fixed Income Investments 4.300% $700,000 par due 10/22/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	704,790
Investment, Identifier [Axis]: MassMutual Global Funding II Synthetic GIC Asset Fixed Income Investments 4.850% $1,130,000 par due 01/17/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,154,001
Investment, Identifier [Axis]: MassMutual Global Funding II Synthetic GIC Asset Fixed Income Investments 4.850% $1,200,000 par due 01/17/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,225,488
Investment, Identifier [Axis]: MassMutual Global Funding II Synthetic GIC Asset Fixed Income Investments 4.950% $758,000 par due 01/10/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	776,501
Investment, Identifier [Axis]: Massachusetts Mutual Life Ins. Co. Synthetic GIC Wrapper Contract No. 30035 3.430%
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: Massachusetts Water Resources Authority Synthetic GIC Asset Fixed Income Investments 2.390% $2,005,000 par due 08/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,762,936
Investment, Identifier [Axis]: Mercedes-Benz Auto Lease Trust 2024-A Synthetic GIC Asset Fixed Income Investments 5.320% $1,685,000 par due 01/18/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,701,380
Investment, Identifier [Axis]: Mercedes-Benz Auto Lease Trust 2025-B Synthetic GIC Asset Fixed Income Investments 3.880% $4,270,000 par due 04/16/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,274,569
Investment, Identifier [Axis]: Mercedes-Benz Auto Receivables Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 4.800% $6,018,919 par due 04/16/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,060,919
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.750% $1,900,000 par due 08/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,923,357
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.850% $1,310,000 par due 01/11/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,335,363
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.900% $830,000 par due 11/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	845,253
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC Synthetic GIC Asset Fixed Income Investments 5.000% $585,000 par due 04/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	600,789
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC Synthetic GIC Asset Fixed Income Investments 5.100% $1,090,000 par due 08/03/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,118,959
Investment, Identifier [Axis]: Merck & Co Inc Synthetic GIC Asset Fixed Income Investments 4.150% $1,280,000 par due 03/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,277,645
Investment, Identifier [Axis]: Met Tower Global Funding Synthetic GIC Asset Fixed Income Investments 4.800% $1,490,000 par due 01/14/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,514,858
Investment, Identifier [Axis]: Met Tower Global Funding Synthetic GIC Asset Fixed Income Investments 5.250% $890,000 par due 04/12/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	920,042
Investment, Identifier [Axis]: Meta Platforms Inc Synthetic GIC Asset Fixed Income Investments 4.200% $630,000 par due 11/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	632,161
Investment, Identifier [Axis]: Metropolitan Life Global Funding I Synthetic GIC Asset Fixed Income Investments 2.950% $1,400,000 par due 04/09/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,329,107
Investment, Identifier [Axis]: Metropolitan Life Global Funding I Synthetic GIC Asset Fixed Income Investments 4.850% $700,000 par due 01/08/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	714,246
Investment, Identifier [Axis]: Metropolitan Tower Life Ins. Co. Synthetic GIC Wrapper Contract No. 38197 3.420%
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: Microchip Technology Inc Synthetic GIC Asset Fixed Income Investments 4.900% $1,350,000 par due 03/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,368,891
Investment, Identifier [Axis]: Microchip Technology Inc Synthetic GIC Asset Fixed Income Investments 5.050% $1,220,000 par due 03/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,244,753
Investment, Identifier [Axis]: Microchip Technology Inc Synthetic GIC Asset Fixed Income Investments 5.050% $910,000 par due 02/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	929,137
Investment, Identifier [Axis]: Mid-America Apartments LP Synthetic GIC Asset Fixed Income Investments 3.950% $900,000 par due 03/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	895,120
Investment, Identifier [Axis]: Mid-America Apartments LP Synthetic GIC Asset Fixed Income Investments 4.200% $740,000 par due 06/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	743,566
Investment, Identifier [Axis]: Mid-Atlantic Interstate Transmission LLC Synthetic GIC Asset Fixed Income Investments 4.100% $1,200,000 par due 05/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,201,073
Investment, Identifier [Axis]: Mid-Atlantic Interstate Transmission LLC Synthetic GIC Asset Fixed Income Investments 4.100% $1,830,000 par due 05/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,831,636
Investment, Identifier [Axis]: MidAmerican Energy Co Synthetic GIC Asset Fixed Income Investments 3.650% $1,960,000 par due 04/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,937,940
Investment, Identifier [Axis]: Minnesota Housing Finance Agency Synthetic GIC Asset Fixed Income Investments 6.000% $1,115,000 par due 01/01/2054
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,155,921
Investment, Identifier [Axis]: Minnesota Housing Finance Agency Synthetic GIC Asset Fixed Income Investments 6.000% $1,690,000 par due 07/01/2053
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,749,944
Investment, Identifier [Axis]: Missouri Higher Education Loan Authority Synthetic GIC Asset Fixed Income Investments 4.769% $2,091,013 par due 03/25/2061
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,047,164
Investment, Identifier [Axis]: Missouri Higher Education Loan Authority Synthetic GIC Asset Fixed Income Investments 5.175% $1,172,224 par due 01/25/2061
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,149,202
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 1.538% $1,180,000 par due 07/20/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,163,537
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 2.341% $1,370,000 par due 01/19/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,346,209
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 2.341% $599,000 par due 01/19/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	588,598
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 4.080% $1,490,000 par due 04/19/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,490,705
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 4.527% $655,000 par due 09/12/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	659,153
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 5.197% $950,000 par due 01/16/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	980,698
Investment, Identifier [Axis]: Mondelez International Inc Synthetic GIC Asset Fixed Income Investments 4.250% $1,480,000 par due 05/06/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,488,316
Investment, Identifier [Axis]: Monongahela Power Co Synthetic GIC Asset Fixed Income Investments 3.550% $1,450,000 par due 05/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,441,377
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2016-C31 Synthetic GIC Asset Fixed Income Investments 2.840% $2,795,046 par due 11/15/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,774,752
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2017-C33 Synthetic GIC Asset Fixed Income Investments 3.337% $2,550,000 par due 05/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,524,362
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2017-C34 Synthetic GIC Asset Fixed Income Investments 3.536% $800,000 par due 11/15/2052
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	789,753
Investment, Identifier [Axis]: Morgan Stanley Bank NA Synthetic GIC Asset Fixed Income Investments 4.952% $2,410,000 par due 01/14/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,432,760
Investment, Identifier [Axis]: Morgan Stanley Bank NA Synthetic GIC Asset Fixed Income Investments 4.968% $1,670,000 par due 07/14/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,693,592
Investment, Identifier [Axis]: Morgan Stanley Bank NA Synthetic GIC Asset Fixed Income Investments 5.016% $1,835,000 par due 01/12/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,869,302
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 1.593% $1,160,000 par due 05/04/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,149,942
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 1.593% $710,000 par due 05/04/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	703,844
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 2.475% $1,225,000 par due 01/21/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,205,102
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 2.475% $1,730,000 par due 01/21/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,701,900
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 4.210% $1,550,000 par due 04/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,553,691
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 4.431% $610,000 par due 01/23/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	613,761
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 4.994% $780,000 par due 04/12/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	795,695
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.042% $580,000 par due 07/19/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	595,198
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.164% $1,910,000 par due 04/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,953,621
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.173% $1,150,000 par due 01/16/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,181,294
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.192% $460,000 par due 04/17/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	474,671
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.230% $605,000 par due 01/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	624,569
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.449% $370,000 par due 07/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	382,034
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.652% $820,000 par due 04/13/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	836,251
Investment, Identifier [Axis]: Mosaic Co/The Synthetic GIC Asset Fixed Income Investments 4.050% $1,060,000 par due 11/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,059,553
Investment, Identifier [Axis]: Mosaic Co/The Synthetic GIC Asset Fixed Income Investments 4.350% $355,000 par due 01/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	356,082
Investment, Identifier [Axis]: Mosaic Co/The Synthetic GIC Asset Fixed Income Investments 4.600% $810,000 par due 11/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	812,254
Investment, Identifier [Axis]: Motorola Solutions Inc Synthetic GIC Asset Fixed Income Investments 5.000% $320,000 par due 04/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	328,077
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 4.514% $440,000 par due 06/09/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	444,148
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 4.750% $490,000 par due 10/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	498,001
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 5.000% $650,000 par due 04/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	664,981
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 5.350% $1,880,000 par due 04/09/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,908,273
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 5.450% $1,290,000 par due 12/12/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,335,035
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 5.450% $850,000 par due 12/12/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	879,674
Investment, Identifier [Axis]: NIS Core Fixed Income CIT CL R2 Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	102,425,655
Investment, Identifier [Axis]: NLG Global Funding Synthetic GIC Asset Fixed Income Investments 4.350% $630,000 par due 09/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	622,547
Investment, Identifier [Axis]: NLG Global Funding Synthetic GIC Asset Fixed Income Investments 5.400% $1,090,000 par due 01/23/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,121,402
Investment, Identifier [Axis]: NNN REIT Inc Synthetic GIC Asset Fixed Income Investments 3.500% $640,000 par due 10/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	634,447
Investment, Identifier [Axis]: NNN REIT Inc Synthetic GIC Asset Fixed Income Investments 4.300% $1,000,000 par due 10/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,005,951
Investment, Identifier [Axis]: NNN REIT Inc Synthetic GIC Asset Fixed Income Investments 4.300% $1,350,000 par due 10/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,358,034
Investment, Identifier [Axis]: NNN REIT Inc Synthetic GIC Asset Fixed Income Investments 4.600% $790,000 par due 02/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	796,265
Investment, Identifier [Axis]: NTT Finance Corp Synthetic GIC Asset Fixed Income Investments 4.620% $850,000 par due 07/16/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	861,593
Investment, Identifier [Axis]: NTT Finance Corp Synthetic GIC Asset Fixed Income Investments 4.876% $1,400,000 par due 07/16/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,427,012
Investment, Identifier [Axis]: NTT Finance Corp Synthetic GIC Asset Fixed Income Investments 5.104% $1,450,000 par due 07/02/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,472,904
Investment, Identifier [Axis]: NTT Finance Corp Synthetic GIC Asset Fixed Income Investments 5.110% $1,330,000 par due 07/02/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,365,825
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc Synthetic GIC Asset Fixed Income Investments 2.650% $1,800,000 par due 02/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,618,961
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc Synthetic GIC Asset Fixed Income Investments 4.300% $430,000 par due 08/19/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	431,722
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc Synthetic GIC Asset Fixed Income Investments 4.400% $1,450,000 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,456,471
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc Synthetic GIC Asset Fixed Income Investments 4.850% $630,000 par due 08/19/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	634,248
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc Synthetic GIC Asset Fixed Income Investments 5.000% $400,000 par due 01/15/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	407,025
Investment, Identifier [Axis]: Nationwide Life Ins. Co. Synthetic GIC Wrapper Contract No. GAL_WELF_IP_1213 3.510%
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: Nature Conservancy/The Synthetic GIC Asset Fixed Income Investments 3.016% $1,500,000 par due 03/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,411,881
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2021-E Synthetic GIC Asset Fixed Income Investments 0.970% $1,891,765 par due 12/16/2069
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,706,883
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2021-G Synthetic GIC Asset Fixed Income Investments 1.580% $3,166,637 par due 04/15/2070
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,877,884
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2022-A Synthetic GIC Asset Fixed Income Investments 2.230% $1,919,231 par due 07/15/2070
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,759,206
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-A Synthetic GIC Asset Fixed Income Investments 5.150% $1,651,725 par due 02/16/2055
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,675,294
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-A Synthetic GIC Asset Fixed Income Investments 5.150% $2,071,865 par due 02/16/2055
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,101,428
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.720% $3,176,361 par due 09/15/2055
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,180,252
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-C Synthetic GIC Asset Fixed Income Investments 4.800% $1,968,244 par due 10/15/2055
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,972,968
Investment, Identifier [Axis]: Navient Student Loan Trust 2020-FA Synthetic GIC Asset Fixed Income Investments 1.220% $1,125,874 par due 07/15/2069
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,068,327
Investment, Identifier [Axis]: Navient Student Loan Trust 2021-1 Synthetic GIC Asset Fixed Income Investments 4.589% $1,768,321 par due 12/26/2069
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,744,135
Investment, Identifier [Axis]: Navient Student Loan Trust 2021-1 Synthetic GIC Asset Fixed Income Investments 4.589% $1,872,606 par due 12/26/2069
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,846,995
Investment, Identifier [Axis]: Navistar Financial Dealer Note Master Owner Trust Synthetic GIC Asset Fixed Income Investments 5.590% $425,000 par due 04/25/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	427,017
Investment, Identifier [Axis]: Nebraska Investment Finance Authority Synthetic GIC Asset Fixed Income Investments 5.000% $680,000 par due 03/01/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	686,059
Investment, Identifier [Axis]: Nebraska Investment Finance Authority Synthetic GIC Asset Fixed Income Investments 6.000% $1,685,000 par due 09/01/2053
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,758,651
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A Synthetic GIC Asset Fixed Income Investments 1.360% $1,291,239 par due 04/20/2062
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,221,769
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A Synthetic GIC Asset Fixed Income Investments 1.360% $1,658,299 par due 04/20/2062
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,569,081
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A Synthetic GIC Asset Fixed Income Investments 4.648% $1,875,854 par due 04/20/2062
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,872,467
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-B Synthetic GIC Asset Fixed Income Investments 4.628% $163,398 par due 04/20/2062
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	163,255
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-C Synthetic GIC Asset Fixed Income Investments 1.320% $373,193 par due 04/20/2062
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	350,548
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-C Synthetic GIC Asset Fixed Income Investments 4.588% $2,578,001 par due 04/20/2062
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,571,314
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-D Synthetic GIC Asset Fixed Income Investments 1.630% $1,911,557 par due 04/20/2062
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,824,333
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-D Synthetic GIC Asset Fixed Income Investments 4.538% $2,260,321 par due 04/20/2062
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,250,407
Investment, Identifier [Axis]: Nevada Housing Division Synthetic GIC Asset Fixed Income Investments 5.750% $1,770,000 par due 10/01/2053
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,823,436
Investment, Identifier [Axis]: New York City Transitional Finance Authority Synthetic GIC Asset Fixed Income Investments 4.724% $2,325,000 par due 11/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,342,484
Investment, Identifier [Axis]: New York City Transitional Finance Authority Synthetic GIC Asset Fixed Income Investments 4.930% $1,335,000 par due 05/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,382,139
Investment, Identifier [Axis]: New York Hospital for Special Surgery Synthetic GIC Asset Fixed Income Investments 3.737% $285,000 par due 04/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	283,038
Investment, Identifier [Axis]: New York Life Global Funding Synthetic GIC Asset Fixed Income Investments 4.150% $1,220,000 par due 07/25/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,226,908
Investment, Identifier [Axis]: New York Life Global Funding Synthetic GIC Asset Fixed Income Investments 4.700% $700,000 par due 01/29/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	712,346
Investment, Identifier [Axis]: New York Life Global Funding Synthetic GIC Asset Fixed Income Investments 4.900% $1,020,000 par due 06/13/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,043,152
Investment, Identifier [Axis]: New York State Dormitory Authority Synthetic GIC Asset Fixed Income Investments 5.500% $1,153,328 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,172,589
Investment, Identifier [Axis]: Newmont Corp / Newcrest Finance Pty Ltd Synthetic GIC Asset Fixed Income Investments 5.350% $500,000 par due 03/15/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	523,411
Investment, Identifier [Axis]: Nissan Auto Lease Trust 2024-B Synthetic GIC Asset Fixed Income Investments 4.920% $4,730,000 par due 11/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,776,595
Investment, Identifier [Axis]: Nissan Auto Lease Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.320% $2,965,000 par due 11/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,991,501
Investment, Identifier [Axis]: Nissan Auto Receivables 2025-A Owner Trust Synthetic GIC Asset Fixed Income Investments 4.490% $3,810,000 par due 12/17/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,860,303
Investment, Identifier [Axis]: Nissan Auto Receivables 2025-B Owner Trust Synthetic GIC Asset Fixed Income Investments 3.990% $6,920,000 par due 04/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,949,389
Investment, Identifier [Axis]: Nissan Master Owner Trust Receivables Synthetic GIC Asset Fixed Income Investments 5.050% $1,605,000 par due 02/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,624,212
Investment, Identifier [Axis]: Norfolk Southern Corp Synthetic GIC Asset Fixed Income Investments 2.550% $1,470,000 par due 11/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,389,284
Investment, Identifier [Axis]: North Carolina Housing Finance Agency Synthetic GIC Asset Fixed Income Investments 2.870% $15,000 par due 07/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	15,000
Investment, Identifier [Axis]: North Texas Higher Education Authority Inc Synthetic GIC Asset Fixed Income Investments 4.416% $1,356,254 par due 09/25/2061
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,350,058
Investment, Identifier [Axis]: North Texas Higher Education Authority Inc Synthetic GIC Asset Fixed Income Investments 4.416% $1,777,765 par due 10/25/2061
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,758,600
Investment, Identifier [Axis]: NorthWestern Corp Synthetic GIC Asset Fixed Income Investments 5.073% $1,310,000 par due 03/21/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,344,425
Investment, Identifier [Axis]: NorthWestern Corp Synthetic GIC Asset Fixed Income Investments 5.073% $620,000 par due 03/21/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	636,293
Investment, Identifier [Axis]: Northwestern Mutual Global Funding Synthetic GIC Asset Fixed Income Investments 3.300% $970,000 par due 04/04/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	942,241
Investment, Identifier [Axis]: Novartis Capital Corp Synthetic GIC Asset Fixed Income Investments 4.100% $630,000 par due 11/05/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	629,946
Investment, Identifier [Axis]: Nutrien Ltd Synthetic GIC Asset Fixed Income Investments 2.950% $540,000 par due 05/13/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	510,662
Investment, Identifier [Axis]: Nutrien Ltd Synthetic GIC Asset Fixed Income Investments 4.500% $1,490,000 par due 03/12/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,498,696
Investment, Identifier [Axis]: Nutrien Ltd Synthetic GIC Asset Fixed Income Investments 4.900% $720,000 par due 03/27/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	733,157
Investment, Identifier [Axis]: Nutrien Ltd Synthetic GIC Asset Fixed Income Investments 5.200% $1,320,000 par due 06/21/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,341,780
Investment, Identifier [Axis]: Nuveen LLC Synthetic GIC Asset Fixed Income Investments 4.000% $1,400,000 par due 11/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,400,608
Investment, Identifier [Axis]: ONE Gas Inc Synthetic GIC Asset Fixed Income Investments 5.100% $1,000,000 par due 04/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,029,915
Investment, Identifier [Axis]: ONE Gas Inc Synthetic GIC Asset Fixed Income Investments 5.100% $480,000 par due 04/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	494,359
Investment, Identifier [Axis]: ONEOK Inc Synthetic GIC Asset Fixed Income Investments 3.250% $1,108,000 par due 06/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,055,594
Investment, Identifier [Axis]: ONEOK Inc Synthetic GIC Asset Fixed Income Investments 4.250% $1,020,000 par due 09/24/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,023,552
Investment, Identifier [Axis]: ONEOK Inc Synthetic GIC Asset Fixed Income Investments 4.400% $1,240,000 par due 10/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,244,898
Investment, Identifier [Axis]: ONEOK Inc Synthetic GIC Asset Fixed Income Investments 4.400% $310,000 par due 10/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	311,225
Investment, Identifier [Axis]: ONEOK Inc Synthetic GIC Asset Fixed Income Investments 4.950% $420,000 par due 10/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	422,513
Investment, Identifier [Axis]: OhioHealth Corp Synthetic GIC Asset Fixed Income Investments 2.297% $2,100,000 par due 11/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,886,415
Investment, Identifier [Axis]: Oklahoma Development Finance Authority Synthetic GIC Asset Fixed Income Investments 3.877% $1,990,467 par due 05/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,957,186
Investment, Identifier [Axis]: Oklahoma Development Finance Authority Synthetic GIC Asset Fixed Income Investments 4.135% $816,201 par due 12/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	811,418
Investment, Identifier [Axis]: Oklahoma Development Finance Authority Synthetic GIC Asset Fixed Income Investments 4.285% $262,865 par due 02/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	261,994
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 2.750% $1,930,000 par due 05/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,819,878
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 3.700% $1,873,000 par due 11/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,861,140
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 4.300% $1,000,000 par due 05/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,008,220
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 4.550% $1,250,000 par due 09/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,251,081
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 4.650% $1,109,000 par due 11/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,127,830
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 4.650% $1,150,000 par due 11/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,169,526
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 2.300% $1,300,000 par due 03/25/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,240,045
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 2.950% $2,465,000 par due 04/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,278,195
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 4.200% $950,000 par due 09/27/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	931,668
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 4.450% $765,000 par due 09/26/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	748,948
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 4.800% $1,330,000 par due 08/03/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,337,139
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 4.800% $450,000 par due 09/26/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	436,600
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 5.200% $440,000 par due 09/26/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	422,548
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 6.150% $300,000 par due 11/09/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	313,434
Investment, Identifier [Axis]: Orlando Health Obligated Group Synthetic GIC Asset Fixed Income Investments 2.291% $1,250,000 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,196,285
Investment, Identifier [Axis]: Orlando Health Obligated Group Synthetic GIC Asset Fixed Income Investments 3.777% $1,000,000 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	988,855
Investment, Identifier [Axis]: Orlando Health Obligated Group Synthetic GIC Asset Fixed Income Investments 3.777% $350,000 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	346,099
Investment, Identifier [Axis]: Oshkosh Corp Synthetic GIC Asset Fixed Income Investments 4.600% $1,450,000 par due 05/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,468,177
Investment, Identifier [Axis]: PFS Financing Corp Synthetic GIC Asset Fixed Income Investments 4.750% $800,000 par due 08/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	809,214
Investment, Identifier [Axis]: PFS Financing Corp Synthetic GIC Asset Fixed Income Investments 4.950% $3,360,000 par due 02/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,395,088
Investment, Identifier [Axis]: PFS Financing Corp Synthetic GIC Asset Fixed Income Investments 5.520% $1,400,000 par due 10/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,415,877
Investment, Identifier [Axis]: PHEAA Student Loan Trust 2016-1 Synthetic GIC Asset Fixed Income Investments 5.139% $450,495 par due 09/25/2065
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	453,917
Investment, Identifier [Axis]: PHEAA Student Loan Trust 2016-2 Synthetic GIC Asset Fixed Income Investments 4.939% $561,149 par due 11/25/2065
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	560,533
Investment, Identifier [Axis]: PNC Bank NA Synthetic GIC Asset Fixed Income Investments 2.700% $2,200,000 par due 10/22/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,079,084
Investment, Identifier [Axis]: PNC Bank NA Synthetic GIC Asset Fixed Income Investments 4.050% $1,400,000 par due 07/26/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,402,496
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The Synthetic GIC Asset Fixed Income Investments 4.899% $540,000 par due 05/13/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	553,206
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The Synthetic GIC Asset Fixed Income Investments 5.068% $310,000 par due 01/24/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	317,628
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The Synthetic GIC Asset Fixed Income Investments 5.102% $1,200,000 par due 07/23/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,206,731
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The Synthetic GIC Asset Fixed Income Investments 5.222% $750,000 par due 01/29/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	776,614
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The Synthetic GIC Asset Fixed Income Investments 6.615% $770,000 par due 10/20/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	785,409
Investment, Identifier [Axis]: PPG Industries Inc Synthetic GIC Asset Fixed Income Investments 2.550% $1,330,000 par due 06/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,239,833
Investment, Identifier [Axis]: PPG Industries Inc Synthetic GIC Asset Fixed Income Investments 2.800% $1,200,000 par due 08/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,147,740
Investment, Identifier [Axis]: PPL Electric Utilities Corp Synthetic GIC Asset Fixed Income Investments 5.000% $2,190,000 par due 05/15/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,246,493
Investment, Identifier [Axis]: PSNH Funding LLC 3 Synthetic GIC Asset Fixed Income Investments 3.506% $289,595 par due 08/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	289,174
Investment, Identifier [Axis]: Pacific Life Global Funding II Synthetic GIC Asset Fixed Income Investments 4.500% $1,400,000 par due 08/28/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,415,035
Investment, Identifier [Axis]: Pacific Life Global Funding II Synthetic GIC Asset Fixed Income Investments 4.900% $1,200,000 par due 01/11/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,226,256
Investment, Identifier [Axis]: Pacific Life Global Funding II Synthetic GIC Asset Fixed Income Investments 4.900% $870,000 par due 01/11/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	889,036
Investment, Identifier [Axis]: Pacific Life Ins. Co. Synthetic GIC Wrapper Contract No. G-27255.01.0001 3.490%
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: Packaging Corp of America Synthetic GIC Asset Fixed Income Investments 3.000% $1,200,000 par due 12/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,148,051
Investment, Identifier [Axis]: Packaging Corp of America Synthetic GIC Asset Fixed Income Investments 3.400% $1,130,000 par due 12/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,118,844
Investment, Identifier [Axis]: PeaceHealth Obligated Group Synthetic GIC Asset Fixed Income Investments 4.335% $595,000 par due 11/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	597,977
Investment, Identifier [Axis]: Peregrine Small Cap Value Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	245,859,011
Investment, Identifier [Axis]: Pfizer Inc Synthetic GIC Asset Fixed Income Investments 4.200% $0 par due 11/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: Phillips 66 Co Synthetic GIC Asset Fixed Income Investments 3.750% $1,580,000 par due 03/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,569,570
Investment, Identifier [Axis]: Phillips 66 Co Synthetic GIC Asset Fixed Income Investments 5.250% $1,120,000 par due 06/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,165,338
Investment, Identifier [Axis]: Pioneer Natural Resources Co Synthetic GIC Asset Fixed Income Investments 1.900% $650,000 par due 08/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	589,229
Investment, Identifier [Axis]: Pioneer Natural Resources Co Synthetic GIC Asset Fixed Income Investments 2.150% $880,000 par due 01/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	798,923
Investment, Identifier [Axis]: Plains All American Pipeline LP / PAA Finance Corp Synthetic GIC Asset Fixed Income Investments 3.550% $700,000 par due 12/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	680,549
Investment, Identifier [Axis]: Plains All American Pipeline LP / PAA Finance Corp Synthetic GIC Asset Fixed Income Investments 4.700% $835,000 par due 01/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	840,468
Investment, Identifier [Axis]: Polen Focus Growth Collective Investment Trust Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	840,603,400
Investment, Identifier [Axis]: Porsche Financial Auto Securitization Trust 2023-2 Synthetic GIC Asset Fixed Income Investments 5.790% $1,694,568 par due 01/22/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,707,594
Investment, Identifier [Axis]: President and Fellows of Harvard College Synthetic GIC Asset Fixed Income Investments 4.887% $1,150,000 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,187,040
Investment, Identifier [Axis]: President and Fellows of Harvard College Synthetic GIC Asset Fixed Income Investments 4.887% $820,000 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	846,411
Investment, Identifier [Axis]: Principal Diversified Real Asset III Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	227,739,362
Investment, Identifier [Axis]: Principal Life Global Funding II Synthetic GIC Asset Fixed Income Investments 4.250% $560,000 par due 08/18/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	562,134
Investment, Identifier [Axis]: Principal Life Global Funding II Synthetic GIC Asset Fixed Income Investments 4.600% $1,260,000 par due 08/19/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,271,990
Investment, Identifier [Axis]: Principal Life Global Funding II Synthetic GIC Asset Fixed Income Investments 5.100% $1,260,000 par due 01/25/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,290,917
Investment, Identifier [Axis]: Prologis LP Synthetic GIC Asset Fixed Income Investments 4.750% $270,000 par due 01/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	276,268
Investment, Identifier [Axis]: Protective Life Global Funding Synthetic GIC Asset Fixed Income Investments 4.335% $1,410,000 par due 09/13/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,419,543
Investment, Identifier [Axis]: Protective Life Global Funding Synthetic GIC Asset Fixed Income Investments 4.714% $855,000 par due 07/06/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	864,196
Investment, Identifier [Axis]: Protective Life Global Funding Synthetic GIC Asset Fixed Income Investments 5.467% $650,000 par due 12/08/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	673,665
Investment, Identifier [Axis]: Providence St Joseph Health Obligated Group Synthetic GIC Asset Fixed Income Investments 2.746% $750,000 par due 10/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	743,451
Investment, Identifier [Axis]: Prudential Ins. Co. of America Synthetic GIC Wrapper Contract No. GA-62437 3.560%
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: Public Service Co of New Hampshire Synthetic GIC Asset Fixed Income Investments 2.200% $830,000 par due 06/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	745,921
Investment, Identifier [Axis]: Public Service Co of New Hampshire Synthetic GIC Asset Fixed Income Investments 4.400% $2,450,000 par due 07/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,473,682
Investment, Identifier [Axis]: Public Service Co of New Hampshire Synthetic GIC Asset Fixed Income Investments 5.350% $400,000 par due 10/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	418,075
Investment, Identifier [Axis]: Public Service Electric and Gas Co Synthetic GIC Asset Fixed Income Investments 1.900% $1,360,000 par due 08/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,201,969
Investment, Identifier [Axis]: Puget Sound Energy Inc Synthetic GIC Asset Fixed Income Investments 5.330% $980,000 par due 06/15/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,010,366
Investment, Identifier [Axis]: RELX Capital Inc Synthetic GIC Asset Fixed Income Investments 4.750% $560,000 par due 03/27/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	571,504
Investment, Identifier [Axis]: RI State Std Ln Authority Synthetic GIC Asset Fixed Income Investments 5.093% $101,468 par due 09/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	100,947
Investment, Identifier [Axis]: RI State Std Ln Authority Synthetic GIC Asset Fixed Income Investments 5.093% $517,521 par due 09/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	514,866
Investment, Identifier [Axis]: ROCK Trust 2024-CNTR Synthetic GIC Asset Fixed Income Investments 5.388% $1,475,000 par due 11/13/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,516,306
Investment, Identifier [Axis]: RTX Corp Synthetic GIC Asset Fixed Income Investments 2.250% $970,000 par due 07/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	893,902
Investment, Identifier [Axis]: RTX Corp Synthetic GIC Asset Fixed Income Investments 3.125% $2,950,000 par due 05/04/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,918,910
Investment, Identifier [Axis]: RTX Corp Synthetic GIC Asset Fixed Income Investments 4.125% $2,000,000 par due 11/16/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,007,370
Investment, Identifier [Axis]: Regions Financial Corp Synthetic GIC Asset Fixed Income Investments 1.800% $1,570,000 par due 08/12/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,484,524
Investment, Identifier [Axis]: Reliance Industries Ltd Synthetic GIC Asset Fixed Income Investments 1.870% $19,105 par due 01/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	19,086
Investment, Identifier [Axis]: Reliance Industries Ltd Synthetic GIC Asset Fixed Income Investments 2.444% $382,368 par due 01/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	382,081
Investment, Identifier [Axis]: Reliance Industries Ltd Synthetic GIC Asset Fixed Income Investments 2.512% $261,250 par due 01/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	261,045
Investment, Identifier [Axis]: Revvity Inc Synthetic GIC Asset Fixed Income Investments 1.900% $1,420,000 par due 09/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,335,859
Investment, Identifier [Axis]: Rexford Industrial Realty LP Synthetic GIC Asset Fixed Income Investments 5.000% $1,130,000 par due 06/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,149,977
Investment, Identifier [Axis]: Rio Tinto Finance USA PLC Synthetic GIC Asset Fixed Income Investments 4.875% $1,000,000 par due 03/14/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,028,500
Investment, Identifier [Axis]: Roche Holdings Inc Synthetic GIC Asset Fixed Income Investments 4.075% $635,000 par due 12/02/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	633,882
Investment, Identifier [Axis]: Rochester Gas and Electric Corp Synthetic GIC Asset Fixed Income Investments 3.100% $700,000 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	693,064
Investment, Identifier [Axis]: Rogers Communications Inc Synthetic GIC Asset Fixed Income Investments 3.200% $1,710,000 par due 03/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,693,081
Investment, Identifier [Axis]: Rogers Communications Inc Synthetic GIC Asset Fixed Income Investments 3.800% $1,490,000 par due 03/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,406,097
Investment, Identifier [Axis]: Roper Technologies Inc Synthetic GIC Asset Fixed Income Investments 3.800% $380,000 par due 12/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	379,299
Investment, Identifier [Axis]: Roper Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.250% $580,000 par due 09/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	582,298
Investment, Identifier [Axis]: Roper Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.450% $640,000 par due 09/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	643,557
Investment, Identifier [Axis]: Roper Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.500% $560,000 par due 10/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	565,854
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 4.522% $2,480,000 par due 10/18/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,504,567
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 4.696% $770,000 par due 08/06/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	780,564
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 4.965% $3,240,000 par due 01/24/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,300,899
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 4.970% $940,000 par due 05/02/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	962,076
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 5.069% $700,000 par due 07/23/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	703,884
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 5.153% $1,470,000 par due 02/04/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,514,901
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Wrapper Contract No. GALWells401k01 3.340%
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: Ryder System Inc Synthetic GIC Asset Fixed Income Investments 5.300% $640,000 par due 03/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	649,226
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 1.304% $4,526,119 par due 09/10/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,032,681
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 1.667% $2,389,652 par due 03/10/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,193,304
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.078% $2,753,251 par due 03/10/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,609,459
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.283% $1,751,393 par due 09/10/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,674,593
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.507% $163,920 par due 03/10/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	163,450
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.507% $200,346 par due 03/10/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	199,772
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.518% $738,936 par due 09/10/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	721,374
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.845% $1,113,622 par due 03/10/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,097,914
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.938% $14,807,594 par due 03/10/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	14,141,104
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 3.113% $851,651 par due 03/10/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	831,533
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 3.548% $1,243,779 par due 09/10/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,229,158
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 4.963% $4,015,000 par due 03/10/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,076,907
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 4.963% $6,320,000 par due 03/10/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,417,448
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 5.035% $1,804,702 par due 03/10/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,829,627
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 5.168% $3,111,976 par due 03/10/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,178,609
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 5.168% $8,062,069 par due 03/10/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	8,234,694
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 5.688% $21,765,982 par due 09/10/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	22,401,766
Investment, Identifier [Axis]: SBNA Auto Lease Trust 2024-B Synthetic GIC Asset Fixed Income Investments 5.560% $2,040,874 par due 11/22/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,051,735
Investment, Identifier [Axis]: SC State Std Ln Corp Synthetic GIC Asset Fixed Income Investments 4.489% $383,923 par due 01/25/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	379,516
Investment, Identifier [Axis]: SC State Std Ln Corp Synthetic GIC Asset Fixed Income Investments 4.489% $74,051 par due 01/25/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	73,201
Investment, Identifier [Axis]: SC State Std Ln Corp Synthetic GIC Asset Fixed Income Investments 5.868% $160,251 par due 10/27/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	159,871
Investment, Identifier [Axis]: SCCU Auto Receivables Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.570% $2,490,000 par due 01/15/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,513,538
Investment, Identifier [Axis]: SCG Commercial Mortgage Trust 2025-FLWR Synthetic GIC Asset Fixed Income Investments 5.000% $2,450,000 par due 08/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,451,531
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 4.950% $2,690,007 par due 05/21/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,706,491
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2024-2 Synthetic GIC Asset Fixed Income Investments 5.330% $3,192,024 par due 11/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,226,524
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.750% $1,265,000 par due 07/22/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,278,528
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2025-3 Synthetic GIC Asset Fixed Income Investments 4.120% $2,390,000 par due 04/21/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,400,848
Investment, Identifier [Axis]: SLM Student Loan Trust 2003-10 Synthetic GIC Asset Fixed Income Investments 5.064% $1,801,794 par due 12/17/2068
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,794,277
Investment, Identifier [Axis]: SLM Student Loan Trust 2003-10 Synthetic GIC Asset Fixed Income Investments 5.064% $3,049,010 par due 12/17/2068
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,036,289
Investment, Identifier [Axis]: SLM Student Loan Trust 2013-2 Synthetic GIC Asset Fixed Income Investments 4.439% $205,878 par due 06/25/2043
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	202,289
Investment, Identifier [Axis]: SMALL BUSINESS ADMINISTRATION Synthetic GIC Asset Fixed Income Investments 2.130% $210,199 par due 01/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	198,468
Investment, Identifier [Axis]: SMRT 2022-MINI Synthetic GIC Asset Fixed Income Investments 4.751% $1,415,000 par due 01/15/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,414,999
Investment, Identifier [Axis]: SMRT 2022-MINI Synthetic GIC Asset Fixed Income Investments 4.751% $790,000 par due 01/15/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	789,999
Investment, Identifier [Axis]: SWCH Commercial Mortgage Trust 2025-DATA Synthetic GIC Asset Fixed Income Investments 5.193% $1,260,000 par due 02/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,248,268
Investment, Identifier [Axis]: SWCH Commercial Mortgage Trust 2025-DATA Synthetic GIC Asset Fixed Income Investments 5.193% $1,585,000 par due 02/15/2042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,570,242
Investment, Identifier [Axis]: Sabine Pass Liquefaction LLC Synthetic GIC Asset Fixed Income Investments 4.200% $1,830,000 par due 03/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,832,194
Investment, Identifier [Axis]: Sabine Pass Liquefaction LLC Synthetic GIC Asset Fixed Income Investments 4.500% $1,890,000 par due 05/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,899,459
Investment, Identifier [Axis]: San Diego Community College District Synthetic GIC Asset Fixed Income Investments 2.383% $1,000,000 par due 08/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	882,340
Investment, Identifier [Axis]: Santander Drive Auto Receivables Trust 2025-3 Synthetic GIC Asset Fixed Income Investments 4.380% $2,430,000 par due 01/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,441,803
Investment, Identifier [Axis]: Sealed Air Corp Synthetic GIC Asset Fixed Income Investments 1.573% $750,000 par due 10/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	734,018
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2018-3 Synthetic GIC Asset Fixed Income Investments 3.500% $1,719,887 par due 08/25/2057
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,688,705
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2019-1 Synthetic GIC Asset Fixed Income Investments 4.000% $959,544 par due 07/25/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	920,607
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2019-2 Synthetic GIC Asset Fixed Income Investments 4.000% $1,164,579 par due 08/25/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,110,123
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-2 Synthetic GIC Asset Fixed Income Investments 2.500% $2,691,592 par due 11/25/2059
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,391,496
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-3 Synthetic GIC Asset Fixed Income Investments 2.500% $1,160,260 par due 05/25/2060
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,085,493
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-3 Synthetic GIC Asset Fixed Income Investments 2.500% $1,173,187 par due 05/25/2060
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,025,256
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Synthetic GIC Asset Fixed Income Investments 2.500% $2,352,043 par due 09/25/2060
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,192,807
Investment, Identifier [Axis]: Shell Finance US Inc Synthetic GIC Asset Fixed Income Investments 4.125% $920,000 par due 11/06/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	920,713
Investment, Identifier [Axis]: Sherwin-Williams Co/The Synthetic GIC Asset Fixed Income Investments 2.950% $1,000,000 par due 08/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	958,715
Investment, Identifier [Axis]: Sherwin-Williams Co/The Synthetic GIC Asset Fixed Income Investments 2.950% $460,000 par due 08/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	441,009
Investment, Identifier [Axis]: Sherwin-Williams Co/The Synthetic GIC Asset Fixed Income Investments 3.450% $1,540,000 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,528,390
Investment, Identifier [Axis]: Sherwin-Williams Co/The Synthetic GIC Asset Fixed Income Investments 4.300% $1,050,000 par due 08/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,056,787
Investment, Identifier [Axis]: Sherwin-Williams Co/The Synthetic GIC Asset Fixed Income Investments 4.500% $650,000 par due 08/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	656,736
Investment, Identifier [Axis]: Short-Term Investment Fund II Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	127,950,637
Investment, Identifier [Axis]: Small Business Administration Participation Cert Synthetic GIC Asset Fixed Income Investments 4.790% $1,500,000 par due 10/01/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,513,982
Investment, Identifier [Axis]: Smurfit Kappa Treasury ULC Synthetic GIC Asset Fixed Income Investments 5.200% $790,000 par due 01/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	814,451
Investment, Identifier [Axis]: South32 Treasury Ltd Synthetic GIC Asset Fixed Income Investments 4.350% $2,980,000 par due 04/14/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,889,441
Investment, Identifier [Axis]: Southern California Edison Co Synthetic GIC Asset Fixed Income Investments 4.900% $85,000 par due 06/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	85,115
Investment, Identifier [Axis]: Southern Co Gas Capital Corp Synthetic GIC Asset Fixed Income Investments 4.050% $280,000 par due 09/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	280,197
Investment, Identifier [Axis]: Spire Missouri Inc Synthetic GIC Asset Fixed Income Investments 5.150% $150,000 par due 08/15/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	153,978
Investment, Identifier [Axis]: Sprucegrove International F Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	376,322,603
Investment, Identifier [Axis]: Stanford Health Care Synthetic GIC Asset Fixed Income Investments 3.310% $1,351,000 par due 08/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,306,918
Investment, Identifier [Axis]: Starbucks Corp Synthetic GIC Asset Fixed Income Investments 4.500% $1,660,000 par due 05/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,677,047
Investment, Identifier [Axis]: State Street Bank and Trust Co. Synthetic GIC Wrapper Contract No. 109001 3.460%
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: State Street Corp Synthetic GIC Asset Fixed Income Investments 2.203% $1,600,000 par due 02/07/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,571,077
Investment, Identifier [Axis]: State Street Corp Synthetic GIC Asset Fixed Income Investments 4.421% $560,000 par due 05/13/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	558,244
Investment, Identifier [Axis]: State Street Corp Synthetic GIC Asset Fixed Income Investments 4.530% $1,490,000 par due 02/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,509,461
Investment, Identifier [Axis]: State Street Emerging Markets Index A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	328,504,808
Investment, Identifier [Axis]: State Street International Index M Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,255,690,693
Investment, Identifier [Axis]: State Street NASDAQ 100 Index NL CL M Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,913,548,438
Investment, Identifier [Axis]: State Street Real Asset Non-Lending Series A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	75,947,107
Investment, Identifier [Axis]: State Street Russell Sm Cap Index NL CL K Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,535,577,254
Investment, Identifier [Axis]: State Street S&P 500 Index K NL Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	8,957,330,224
Investment, Identifier [Axis]: State Street S&P Mid Cap Index NL CL M Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,561,110,816
Investment, Identifier [Axis]: State Street Target Ret 2025 NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,083,633,878
Investment, Identifier [Axis]: State Street Target Ret 2030 NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,468,400,147
Investment, Identifier [Axis]: State Street Target Ret 2035 NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,445,507,820
Investment, Identifier [Axis]: State Street Target Ret 2040 NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,689,607,070
Investment, Identifier [Axis]: State Street Target Ret 2045 NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,390,998,007
Investment, Identifier [Axis]: State Street Target Ret 2050 NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,746,254,188
Investment, Identifier [Axis]: State Street Target Ret 2055 NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	819,251,765
Investment, Identifier [Axis]: State Street Target Ret 2060 NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	379,901,178
Investment, Identifier [Axis]: State Street Target Ret 2065 NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	151,757,884
Investment, Identifier [Axis]: State Street Target Ret 2070 NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	13,209,691
Investment, Identifier [Axis]: State Street Target Ret Income NL CL A Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	535,356,379
Investment, Identifier [Axis]: State Street U.S. Bond Index NL M Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,152,059,925
Investment, Identifier [Axis]: State of California Synthetic GIC Asset Fixed Income Investments 5.750% $1,750,000 par due 10/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,905,785
Investment, Identifier [Axis]: State of Hawaii Synthetic GIC Asset Fixed Income Investments 1.283% $475,000 par due 08/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	468,488
Investment, Identifier [Axis]: State of Hawaii Synthetic GIC Asset Fixed Income Investments 1.710% $2,475,000 par due 08/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,352,067
Investment, Identifier [Axis]: State of Oregon Synthetic GIC Asset Fixed Income Investments 5.892% $4,139,213 par due 06/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,206,310
Investment, Identifier [Axis]: State of Texas Synthetic GIC Asset Fixed Income Investments 4.631% $1,250,000 par due 04/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,247,513
Investment, Identifier [Axis]: Steel Dynamics Inc Synthetic GIC Asset Fixed Income Investments 4.000% $615,000 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	614,589
Investment, Identifier [Axis]: Stellantis Financial Enhanced Lease Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.470% $1,985,000 par due 07/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,998,849
Investment, Identifier [Axis]: Stellantis Financial Enhanced Lease Trust 2025-C Synthetic GIC Asset Fixed Income Investments 4.110% $4,645,000 par due 04/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,652,562
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc Synthetic GIC Asset Fixed Income Investments 1.902% $2,780,000 par due 09/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,626,964
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc Synthetic GIC Asset Fixed Income Investments 3.040% $1,300,000 par due 07/16/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,248,563
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc Synthetic GIC Asset Fixed Income Investments 3.040% $680,000 par due 07/16/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	653,094
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc Synthetic GIC Asset Fixed Income Investments 5.716% $900,000 par due 09/14/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	937,704
Investment, Identifier [Axis]: Synchrony Card Funding LLC Synthetic GIC Asset Fixed Income Investments 4.930% $3,815,000 par due 07/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,876,975
Investment, Identifier [Axis]: T Rowe Price Blue Chip Growth Trust T7 Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	840,591,637
Investment, Identifier [Axis]: T Rowe Price Equity Income TR F Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,129,509,387
Investment, Identifier [Axis]: T-Mobile US Trust 2025-2 Synthetic GIC Asset Fixed Income Investments 4.340% $1,750,000 par due 04/22/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,765,948
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 2.250% $660,000 par due 02/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	658,491
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 2.400% $1,110,000 par due 03/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,051,950
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 2.625% $565,000 par due 04/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	562,763
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 3.375% $1,430,000 par due 04/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,394,730
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 4.800% $1,050,000 par due 07/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,069,315
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 5.125% $940,000 par due 05/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	968,603
Investment, Identifier [Axis]: Take-Two Interactive Software Inc Synthetic GIC Asset Fixed Income Investments 3.700% $590,000 par due 04/14/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	587,681
Investment, Identifier [Axis]: Take-Two Interactive Software Inc Synthetic GIC Asset Fixed Income Investments 4.950% $1,000,000 par due 03/28/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,019,559
Investment, Identifier [Axis]: Take-Two Interactive Software Inc Synthetic GIC Asset Fixed Income Investments 5.400% $650,000 par due 06/12/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	672,798
Investment, Identifier [Axis]: Tesla Auto Lease Trust 2024-A Synthetic GIC Asset Fixed Income Investments 5.300% $1,077,795 par due 06/21/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,081,297
Investment, Identifier [Axis]: Tesla Electric Vehicle Trust 2023-1 Synthetic GIC Asset Fixed Income Investments 5.380% $2,992,382 par due 06/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,014,911
Investment, Identifier [Axis]: Texas Electric Market Stabilization Funding N LLC Synthetic GIC Asset Fixed Income Investments 4.265% $2,656,589 par due 08/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,649,204
Investment, Identifier [Axis]: Texas Natural Gas Securitization Finance Corp Synthetic GIC Asset Fixed Income Investments 5.102% $3,558,557 par due 04/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,653,036
Investment, Identifier [Axis]: Texas Transportation Commission State Highway Fund Synthetic GIC Asset Fixed Income Investments 5.178% $730,000 par due 04/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	746,921
Investment, Identifier [Axis]: Toronto-Dominion Bank/The Synthetic GIC Asset Fixed Income Investments 4.574% $1,500,000 par due 06/02/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,519,077
Investment, Identifier [Axis]: Toronto-Dominion Bank/The Synthetic GIC Asset Fixed Income Investments 4.861% $2,930,000 par due 01/31/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,978,834
Investment, Identifier [Axis]: Toronto-Dominion Bank/The Synthetic GIC Asset Fixed Income Investments 4.980% $1,560,000 par due 04/05/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,579,934
Investment, Identifier [Axis]: Toronto-Dominion Bank/The Synthetic GIC Asset Fixed Income Investments 4.994% $930,000 par due 04/05/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	953,993
Investment, Identifier [Axis]: Toronto-Dominion Bank/The Synthetic GIC Asset Fixed Income Investments 5.523% $670,000 par due 07/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	694,415
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2017-6 Synthetic GIC Asset Fixed Income Investments 2.750% $108,649 par due 10/25/2057
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	107,236
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2017-6 Synthetic GIC Asset Fixed Income Investments 2.750% $17,613 par due 10/25/2057
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	17,384
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-1 Synthetic GIC Asset Fixed Income Investments 3.000% $21,256 par due 01/25/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	21,128
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-2 Synthetic GIC Asset Fixed Income Investments 3.250% $323,105 par due 03/25/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	320,258
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-3 Synthetic GIC Asset Fixed Income Investments 3.750% $428,665 par due 05/25/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	422,398
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-6 Synthetic GIC Asset Fixed Income Investments 3.750% $49,542 par due 03/25/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	49,312
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2019-4 Synthetic GIC Asset Fixed Income Investments 2.900% $1,934,190 par due 10/25/2059
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,866,184
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2019-HY1 Synthetic GIC Asset Fixed Income Investments 4.846% $260,451 par due 10/25/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	260,704
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2019-HY2 Synthetic GIC Asset Fixed Income Investments 4.846% $275,635 par due 05/25/2058
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	280,661
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2019-HY3 Synthetic GIC Asset Fixed Income Investments 4.846% $582,316 par due 10/25/2059
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	582,743
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2021-1 Synthetic GIC Asset Fixed Income Investments 2.250% $2,296,645 par due 11/25/2061
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,165,663
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2022-4 Synthetic GIC Asset Fixed Income Investments 3.750% $2,111,501 par due 09/25/2062
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,036,101
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2022-1 Synthetic GIC Asset Fixed Income Investments 3.820% $2,105,000 par due 04/25/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,103,819
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2022-1 Synthetic GIC Asset Fixed Income Investments 3.820% $4,710,000 par due 04/25/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,707,358
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2023-1 Synthetic GIC Asset Fixed Income Investments 4.930% $4,060,000 par due 06/25/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,154,951
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.160% $4,560,000 par due 11/25/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,728,164
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.650% $3,310,000 par due 05/25/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,378,994
Investment, Identifier [Axis]: Toyota Auto Receivables 2024-B Owner Trust Synthetic GIC Asset Fixed Income Investments 5.330% $2,425,385 par due 01/16/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,450,667
Investment, Identifier [Axis]: Toyota Auto Receivables 2025-B Owner Trust Synthetic GIC Asset Fixed Income Investments 4.340% $2,435,000 par due 11/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,454,366
Investment, Identifier [Axis]: Toyota Lease Owner Trust 2024-B Synthetic GIC Asset Fixed Income Investments 4.210% $3,960,000 par due 09/20/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,966,843
Investment, Identifier [Axis]: Toyota Lease Owner Trust 2025-B Synthetic GIC Asset Fixed Income Investments 3.960% $2,380,000 par due 11/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,386,264
Investment, Identifier [Axis]: Toyota Motor Credit Corp Synthetic GIC Asset Fixed Income Investments 4.550% $180,000 par due 08/09/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	183,114
Investment, Identifier [Axis]: Toyota Motor Credit Corp Synthetic GIC Asset Fixed Income Investments 5.100% $440,000 par due 03/21/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	457,494
Investment, Identifier [Axis]: Trane Technologies Financing Ltd Synthetic GIC Asset Fixed Income Investments 3.800% $820,000 par due 03/21/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	814,572
Investment, Identifier [Axis]: Transamerica Life Ins. Co. Synthetic GIC Wrapper Contract No. MDA00940TR 3.470%
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: Transcontinental Gas Pipe Line Co LLC Synthetic GIC Asset Fixed Income Investments 3.250% $1,205,000 par due 05/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,155,430
Investment, Identifier [Axis]: Transcontinental Gas Pipe Line Co LLC Synthetic GIC Asset Fixed Income Investments 4.000% $720,000 par due 03/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	719,613
Investment, Identifier [Axis]: Trinity Health Synthetic GIC Asset Fixed Income Investments 3.084% $2,235,000 par due 12/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,045,092
Investment, Identifier [Axis]: Truist Bank Synthetic GIC Asset Fixed Income Investments 4.136% $1,150,000 par due 10/23/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,149,554
Investment, Identifier [Axis]: Truist Bank Synthetic GIC Asset Fixed Income Investments 4.136% $1,205,000 par due 10/23/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,204,532
Investment, Identifier [Axis]: Truist Bank Synthetic GIC Asset Fixed Income Investments 4.420% $1,320,000 par due 07/24/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,327,838
Investment, Identifier [Axis]: Truist Bank Synthetic GIC Asset Fixed Income Investments 4.632% $1,200,000 par due 09/17/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,203,718
Investment, Identifier [Axis]: Truist Bank Synthetic GIC Asset Fixed Income Investments 4.632% $700,000 par due 09/17/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	702,169
Investment, Identifier [Axis]: Truist Financial Corp Synthetic GIC Asset Fixed Income Investments 5.071% $1,020,000 par due 05/20/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,048,778
Investment, Identifier [Axis]: Trustees of Dartmouth College Synthetic GIC Asset Fixed Income Investments 4.273% $1,850,000 par due 06/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,867,930
Investment, Identifier [Axis]: Trustees of Princeton University/The Synthetic GIC Asset Fixed Income Investments 4.647% $1,250,000 par due 07/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,280,114
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2017-C3 Synthetic GIC Asset Fixed Income Investments 3.167% $1,455,000 par due 08/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,440,580
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2017-C3 Synthetic GIC Asset Fixed Income Investments 3.167% $3,675,000 par due 08/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,638,577
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2018-C10 Synthetic GIC Asset Fixed Income Investments 4.313% $2,550,000 par due 05/15/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,546,111
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 1.305% $410,000 par due 02/02/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	408,756
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 1.364% $2,000,000 par due 01/30/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,995,516
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 1.494% $540,000 par due 08/10/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	531,413
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 2.746% $510,000 par due 02/11/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	457,983
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 3.869% $1,000,000 par due 01/12/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	994,567
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 3.869% $340,000 par due 01/12/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	338,153
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 6.327% $940,000 par due 12/22/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	959,647
Investment, Identifier [Axis]: UDR Inc Synthetic GIC Asset Fixed Income Investments 2.950% $1,765,000 par due 09/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,754,038
Investment, Identifier [Axis]: UDR Inc Synthetic GIC Asset Fixed Income Investments 3.500% $1,380,000 par due 01/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,364,683
Investment, Identifier [Axis]: UDR Inc Synthetic GIC Asset Fixed Income Investments 3.500% $700,000 par due 01/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	692,231
Investment, Identifier [Axis]: US Bancorp Synthetic GIC Asset Fixed Income Investments 2.215% $1,935,000 par due 01/27/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,900,751
Investment, Identifier [Axis]: US Bancorp Synthetic GIC Asset Fixed Income Investments 4.548% $2,240,000 par due 07/22/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,258,876
Investment, Identifier [Axis]: US Bancorp Synthetic GIC Asset Fixed Income Investments 5.384% $1,470,000 par due 01/23/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,523,429
Investment, Identifier [Axis]: US Bancorp Synthetic GIC Asset Fixed Income Investments 5.850% $210,000 par due 10/21/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	225,213
Investment, Identifier [Axis]: US Bank NA/Cincinnati OH Synthetic GIC Asset Fixed Income Investments 4.730% $1,250,000 par due 05/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,262,860
Investment, Identifier [Axis]: US Bank NA/Cincinnati OH Synthetic GIC Asset Fixed Income Investments 4.730% $1,680,000 par due 05/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,697,284
Investment, Identifier [Axis]: USAA Auto Owner Trust 2025-A Synthetic GIC Asset Fixed Income Investments 3.950% $2,470,000 par due 12/17/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,476,469
Investment, Identifier [Axis]: Union Electric Co Synthetic GIC Asset Fixed Income Investments 2.950% $2,760,000 par due 03/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,632,311
Investment, Identifier [Axis]: Union Electric Co Synthetic GIC Asset Fixed Income Investments 3.500% $250,000 par due 03/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	245,804
Investment, Identifier [Axis]: United States Int Dev Finance Corp Synthetic GIC Asset Fixed Income Investments 3.600% $3,097,826 par due 03/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,023,051
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.780% $1,320,254 par due 12/01/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,231,663
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.800% $727,729 par due 01/01/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	686,662
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.810% $1,452,935 par due 06/01/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,371,869
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.810% $258,715 par due 12/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	244,342
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.840% $1,290,415 par due 04/01/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,212,656
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.850% $1,143,794 par due 10/01/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,072,544
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.880% $354,885 par due 07/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	337,306
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.980% $462,326 par due 06/01/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	438,734
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.980% $571,714 par due 07/01/2037
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	541,132
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.150% $434,077 par due 07/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	420,691
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.210% $281,179 par due 03/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	272,791
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.230% $304,903 par due 02/01/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	296,275
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.370% $619,819 par due 10/01/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	605,257
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.800% $6,673,177 par due 08/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,330,997
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.940% $6,623,721 par due 05/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,317,354
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 4.480% $2,488,446 par due 04/01/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,452,980
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 4.710% $1,913,968 par due 12/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,919,783
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 4.910% $1,184,581 par due 01/01/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,197,303
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.040% $2,971,713 par due 10/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,006,824
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.100% $2,728,319 par due 06/01/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,763,198
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.120% $2,301,513 par due 05/01/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,343,316
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.130% $3,430,208 par due 11/01/2047
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,506,215
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.180% $5,692,461 par due 07/01/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,826,706
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.280% $2,782,194 par due 12/01/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,856,101
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.290% $95,344 par due 12/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	95,934
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.310% $25,186 par due 05/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	25,192
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.380% $2,905,414 par due 04/01/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,999,114
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.510% $29,021 par due 11/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	29,267
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.510% $35,470 par due 11/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	35,771
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.540% $6,992 par due 09/01/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	7,022
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.600% $62,815 par due 09/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	63,740
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.630% $145,186 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	147,511
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.630% $72,593 par due 10/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	73,756
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.680% $25,137 par due 06/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	25,304
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.720% $272,232 par due 01/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	275,008
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.720% $40,165 par due 01/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	40,575
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 6.770% $21,316 par due 11/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	21,828
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 6.770% $50,145 par due 11/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	51,349
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.375% $54,730,000 par due 09/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	54,522,628
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $17,795,000 par due 11/30/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	17,632,336
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $20,645,000 par due 11/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	20,628,876
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $34,330,000 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	34,303,188
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $34,345,000 par due 10/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	34,320,855
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $6,000,000 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,995,314
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $7,410,000 par due 02/15/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	7,212,879
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.625% $12,030,000 par due 12/31/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	11,984,888
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.625% $37,480,000 par due 08/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	37,585,431
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.750% $16,645,000 par due 05/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	16,739,277
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.750% $8,000,000 par due 04/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	8,043,128
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $1,295,000 par due 08/15/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,277,547
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $11,825,000 par due 04/30/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	11,926,624
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $11,980,000 par due 07/31/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	12,078,739
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $34,220,000 par due 06/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	34,522,094
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $5,355,000 par due 08/15/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,319,646
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $6,855,000 par due 07/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,914,714
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.000% $16,270,000 par due 02/15/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	16,249,028
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.000% $6,055,000 par due 11/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,981,208
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.250% $1,820,000 par due 01/31/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,861,733
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.250% $11,190,000 par due 05/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	11,307,148
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.250% $44,560,000 par due 08/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	44,977,750
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.250% $5,060,000 par due 11/15/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	5,123,447
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.375% $7,620,000 par due 05/15/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	7,801,569
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.500% $16,000,000 par due 11/15/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	16,549,376
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.625% $16,510,000 par due 02/15/2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	17,172,332
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.625% $5,895,000 par due 04/30/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,142,543
Investment, Identifier [Axis]: UnitedHealth Group Inc Synthetic GIC Asset Fixed Income Investments 3.875% $850,000 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	849,674
Investment, Identifier [Axis]: UnitedHealth Group Inc Synthetic GIC Asset Fixed Income Investments 4.250% $740,000 par due 01/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	745,994
Investment, Identifier [Axis]: UnitedHealth Group Inc Synthetic GIC Asset Fixed Income Investments 4.400% $560,000 par due 06/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	566,495
Investment, Identifier [Axis]: UnitedHealth Group Inc Synthetic GIC Asset Fixed Income Investments 4.700% $1,200,000 par due 04/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,224,368
Investment, Identifier [Axis]: University of North Carolina at Chapel Hill Synthetic GIC Asset Fixed Income Investments 3.327% $500,000 par due 12/01/2036
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	461,920
Investment, Identifier [Axis]: Utah Housing Corp Synthetic GIC Asset Fixed Income Investments 6.000% $1,210,000 par due 07/01/2055
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,260,312
Investment, Identifier [Axis]: VCM Lease SA Synthetic GIC Asset Fixed Income Investments 2.516% $156,771 par due 09/28/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	153,876
Investment, Identifier [Axis]: Ventas Realty LP Synthetic GIC Asset Fixed Income Investments 3.850% $720,000 par due 04/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	718,199
Investment, Identifier [Axis]: Ventas Realty LP Synthetic GIC Asset Fixed Income Investments 4.400% $1,370,000 par due 01/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,376,453
Investment, Identifier [Axis]: Ventas Realty LP Synthetic GIC Asset Fixed Income Investments 4.400% $1,600,000 par due 01/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,607,536
Investment, Identifier [Axis]: Verizon Communications Inc Synthetic GIC Asset Fixed Income Investments 2.100% $2,400,000 par due 03/22/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,304,871
Investment, Identifier [Axis]: Verizon Communications Inc Synthetic GIC Asset Fixed Income Investments 2.355% $1,603,000 par due 03/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,414,771
Investment, Identifier [Axis]: Verizon Communications Inc Synthetic GIC Asset Fixed Income Investments 2.550% $1,300,000 par due 03/21/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,188,923
Investment, Identifier [Axis]: Verizon Communications Inc Synthetic GIC Asset Fixed Income Investments 4.125% $636,000 par due 03/16/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	637,573
Investment, Identifier [Axis]: Verizon Communications Inc Synthetic GIC Asset Fixed Income Investments 4.750% $1,155,000 par due 01/15/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,156,376
Investment, Identifier [Axis]: Verizon Master Trust Synthetic GIC Asset Fixed Income Investments 4.170% $6,225,000 par due 08/20/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	6,263,508
Investment, Identifier [Axis]: Verizon Master Trust Synthetic GIC Asset Fixed Income Investments 4.620% $1,280,000 par due 11/20/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,298,916
Investment, Identifier [Axis]: Verizon Master Trust Synthetic GIC Asset Fixed Income Investments 5.160% $1,995,000 par due 06/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,006,647
Investment, Identifier [Axis]: Verizon Master Trust Synthetic GIC Asset Fixed Income Investments 5.340% $3,950,000 par due 04/22/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,027,203
Investment, Identifier [Axis]: Verizon Master Trust Synthetic GIC Asset Fixed Income Investments 5.670% $3,840,000 par due 11/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,901,636
Investment, Identifier [Axis]: Virginia Housing Development Authority 2016-A Synthetic GIC Asset Fixed Income Investments 3.100% $214,627 par due 06/25/2041
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	191,439
Investment, Identifier [Axis]: Virginia Power Fuel Securitization LLC Synthetic GIC Asset Fixed Income Investments 4.877% $1,750,000 par due 05/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,790,906
Investment, Identifier [Axis]: Virginia Power Fuel Securitization LLC Synthetic GIC Asset Fixed Income Investments 4.877% $2,125,000 par due 05/01/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,174,672
Investment, Identifier [Axis]: Volkswagen Auto Lease Trust 2024-A Synthetic GIC Asset Fixed Income Investments 5.210% $2,240,000 par due 06/21/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,251,903
Investment, Identifier [Axis]: Volkswagen Auto Lease Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.500% $3,105,000 par due 06/20/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,136,193
Investment, Identifier [Axis]: Volkswagen Auto Lease Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.010% $1,815,000 par due 01/22/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,822,265
Investment, Identifier [Axis]: Volkswagen Auto Loan Enhanced Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.500% $1,850,000 par due 08/20/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,869,373
Investment, Identifier [Axis]: Volkswagen Auto Loan Enhanced Trust 2025-2 Synthetic GIC Asset Fixed Income Investments 3.920% $4,065,000 par due 03/20/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,075,837
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC Synthetic GIC Asset Fixed Income Investments 4.350% $950,000 par due 06/08/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	951,537
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC Synthetic GIC Asset Fixed Income Investments 4.850% $500,000 par due 08/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	504,836
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC Synthetic GIC Asset Fixed Income Investments 5.650% $1,960,000 par due 09/12/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,021,370
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC Synthetic GIC Asset Fixed Income Investments 5.700% $1,770,000 par due 09/12/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,788,481
Investment, Identifier [Axis]: Voya Global Funding Synthetic GIC Asset Fixed Income Investments 4.600% $255,000 par due 11/24/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	256,464
Investment, Identifier [Axis]: Voya Ret. Ins. and Annuity Co. Synthetic GIC Wrapper Contract No. 60352 3.440%
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Investment, Identifier [Axis]: Vulcan Materials Co Synthetic GIC Asset Fixed Income Investments 4.950% $800,000 par due 12/01/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	821,342
Investment, Identifier [Axis]: WEC Energy Group Inc Synthetic GIC Asset Fixed Income Investments 1.375% $900,000 par due 10/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	860,366
Investment, Identifier [Axis]: WEC Energy Group Inc Synthetic GIC Asset Fixed Income Investments 2.200% $665,000 par due 12/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	631,865
Investment, Identifier [Axis]: WEC Energy Group Inc Synthetic GIC Asset Fixed Income Investments 5.150% $755,000 par due 10/01/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	769,981
Investment, Identifier [Axis]: WMRK Commercial Mortgage Trust 2022-WMRK Synthetic GIC Asset Fixed Income Investments 6.539% $349,898 par due 11/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	351,879
Investment, Identifier [Axis]: WRKCO INC Synthetic GIC Asset Fixed Income Investments 3.900% $920,000 par due 06/01/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	915,434
Investment, Identifier [Axis]: WRKCO INC Synthetic GIC Asset Fixed Income Investments 4.000% $1,115,000 par due 03/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,112,544
Investment, Identifier [Axis]: WRKCO INC Synthetic GIC Asset Fixed Income Investments 4.000% $1,560,000 par due 03/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,556,563
Investment, Identifier [Axis]: Waco Educational Finance Corp Synthetic GIC Asset Fixed Income Investments 4.865% $1,925,000 par due 03/01/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,979,940
Investment, Identifier [Axis]: Warnermedia Holdings Inc Synthetic GIC Asset Fixed Income Investments 3.755% $741,000 par due 03/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	736,015
Investment, Identifier [Axis]: Warnermedia Holdings Inc Synthetic GIC Asset Fixed Income Investments 4.279% $2,108,000 par due 03/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,850,445
Investment, Identifier [Axis]: Wells Fargo & Company common stock Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	11,995,367,786	$ 10,218,099,891
EBP, Dividends	234,678,705
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-C35 Synthetic GIC Asset Fixed Income Investments 2.674% $565,435 par due 07/15/2048
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	562,766
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-LC24 Synthetic GIC Asset Fixed Income Investments 2.684% $787,938 par due 10/15/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	782,583
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-NXS6 Synthetic GIC Asset Fixed Income Investments 2.642% $3,294,815 par due 11/15/2049
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,288,183
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C38 Synthetic GIC Asset Fixed Income Investments 3.190% $2,555,545 par due 07/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,524,612
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C38 Synthetic GIC Asset Fixed Income Investments 3.453% $2,350,000 par due 07/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,325,363
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C39 Synthetic GIC Asset Fixed Income Investments 3.157% $2,270,000 par due 09/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,233,569
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C39 Synthetic GIC Asset Fixed Income Investments 3.157% $4,610,000 par due 09/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,536,014
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C40 Synthetic GIC Asset Fixed Income Investments 3.317% $3,065,000 par due 10/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,027,426
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C42 Synthetic GIC Asset Fixed Income Investments 3.589% $1,870,000 par due 12/15/2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,845,322
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2018-C43 Synthetic GIC Asset Fixed Income Investments 4.012% $2,820,000 par due 03/15/2051
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,807,874
Investment, Identifier [Axis]: Welltower OP LLC Synthetic GIC Asset Fixed Income Investments 2.050% $550,000 par due 01/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	518,755
Investment, Identifier [Axis]: Welltower OP LLC Synthetic GIC Asset Fixed Income Investments 4.125% $2,191,000 par due 03/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,196,335
Investment, Identifier [Axis]: Welltower OP LLC Synthetic GIC Asset Fixed Income Investments 4.125% $700,000 par due 03/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	701,705
Investment, Identifier [Axis]: West Haymarket Joint Public Agency Synthetic GIC Asset Fixed Income Investments 5.400% $1,250,000 par due 12/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,295,938
Investment, Identifier [Axis]: Westfield Small Cap Growth Equity Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	245,859,011
Investment, Identifier [Axis]: Weyerhaeuser Co Synthetic GIC Asset Fixed Income Investments 4.000% $1,200,000 par due 04/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,184,587
Investment, Identifier [Axis]: Weyerhaeuser Co Synthetic GIC Asset Fixed Income Investments 4.750% $765,000 par due 05/15/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	766,567
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC Synthetic GIC Asset Fixed Income Investments 4.410% $1,770,000 par due 05/18/2040
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,784,252
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC Synthetic GIC Asset Fixed Income Investments 5.490% $2,456,734 par due 02/18/2039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,487,153
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC Synthetic GIC Asset Fixed Income Investments 5.800% $1,213,196 par due 04/18/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,220,937
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC Synthetic GIC Asset Fixed Income Investments 5.800% $573,788 par due 04/18/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	577,449
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC Synthetic GIC Asset Fixed Income Investments 6.460% $1,799,889 par due 08/18/2038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,821,013
Investment, Identifier [Axis]: William Blair Small Cap Growth CIF II CL 1 Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	245,859,011
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 4.900% $290,000 par due 03/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	296,232
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 4.900% $780,000 par due 03/15/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	796,761
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 5.300% $700,000 par due 08/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	720,856
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 5.300% $940,000 par due 08/15/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	968,006
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 5.400% $1,795,000 par due 03/02/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,798,917
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 5.650% $730,000 par due 03/15/2033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	769,043
Investment, Identifier [Axis]: Windermere Aviation LLC Synthetic GIC Asset Fixed Income Investments 2.351% $92,556 par due 05/27/2026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	91,913
Investment, Identifier [Axis]: Wisconsin Power and Light Co Synthetic GIC Asset Fixed Income Investments 3.050% $800,000 par due 10/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	787,077
Investment, Identifier [Axis]: Wisconsin Power and Light Co Synthetic GIC Asset Fixed Income Investments 3.950% $790,000 par due 09/01/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	762,059
Investment, Identifier [Axis]: Wisconsin Power and Light Co Synthetic GIC Asset Fixed Income Investments 5.375% $700,000 par due 03/30/2034
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	722,633
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2024-B Synthetic GIC Asset Fixed Income Investments 5.270% $2,617,388 par due 09/17/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,641,528
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2024-C Synthetic GIC Asset Fixed Income Investments 4.430% $3,730,000 par due 12/17/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,752,365
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.340% $3,850,000 par due 09/16/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	3,884,423
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2025-C Synthetic GIC Asset Fixed Income Investments 4.080% $1,925,000 par due 11/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,936,169
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2025-D Synthetic GIC Asset Fixed Income Investments 3.950% $4,060,000 par due 03/17/2031
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,072,432
Investment, Identifier [Axis]: World Omni Automobile Lease Sec Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.420% $1,215,000 par due 04/17/2028
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,225,122
Investment, Identifier [Axis]: Xcel Energy Inc Synthetic GIC Asset Fixed Income Investments 1.750% $465,000 par due 03/15/2027
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	452,520
Investment, Identifier [Axis]: Yale University Synthetic GIC Asset Fixed Income Investments 1.482% $500,000 par due 04/15/2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	451,134
Investment, Identifier [Axis]: Yale University Synthetic GIC Asset Fixed Income Investments 4.701% $1,650,000 par due 04/15/2032
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,699,122
Investment, Identifier [Axis]: eBay Inc Synthetic GIC Asset Fixed Income Investments 4.250% $740,000 par due 03/06/2029
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 742,595